1933 Act No. 333-37453
                                                       1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 7                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 6                                                        [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on August 3, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 7
                                       to
                             REGISTRATION STATEMENT

      This Post-Effective Amendment No. 7 to Registrant's Registration Statement Nos. 333-37453/811-08413 consists of the following pages, items of information and documents:


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet


                                     PART A
                                     ------
               Prospectuses for Evergreen Aggressive Growth Fund,
        Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund,
      Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund
            and Evergreen Stock Selector Fund are contained herein.

  Prospectuses for the following funds are contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998: Evergreen American Retirement
   Fund, Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund
                          and Evergreen Balanced Fund.

     Prospectuses for the following fund are contained in Registration
           Statement No. 333-37453/811-08413 filed on June 12, 1998:
                      Evergreen Tax Strategic Equity Fund.

       Prospectuses for the following funds are contained in Registration
          Statement No. 333-37453/811-8413 filed on December 12, 1997:
  Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value
           Fund, Evergreen Utility Fund and Evergreen Blue Chip Fund.



                                     PART B
                                     ------

          Statement of Additional Information for Evergreen Aggressive
             Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund,
      Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen
  Strategic Growth Fund and Evergreen Stock Selector Fund is contained herein.

           Statement of Additional Information for the following funds is contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998: Evergreen American Retirement Fund,
       Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund
                          and Evergreen Balanced Fund.

         Statement of Additional Information for the following fund is contained in Registration Statement No. 333-37453/811-08413 filed on June 12, 1998: Evergreen Tax Strategic Equity Fund.

    Statement of Additional Information for the following funds is contained in Registration Statement No. 333-37453/811-08413 filed on December 12, 1997:
       Evergreen Fund for Total Return, Evergreen Growth and Income Fund,
          Evergreen Income and Growth Fund, Evergreen Small Cap Equity
           Income Fund, Evergreen Value Fund, Evergreen Utility Fund
                         and Evergreen Blue Chip Fund.



                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.

Part A                                            Location in Prospectus(es)
------                                            --------------------------
Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis and Fee Table                  Expense Information; Performance Data

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Additional Investment Information; Cover Page; Fund Description; Fund Objectives
                                                  and Polices; Investment Restrictions; Risk Factors; General Information

Item 5.   Management of the Fund                  Fund Management; Expenses

Item 6.   Capital Stock and Other Securities      Fund Description; Dividends and Taxes; Fund Shares; Shareholder Services

Item 7.   Purchase of Securities Being Offered    Distribution Plan; How to Buy Shares; Pricing Shares; Shareholders Services

Item 8.   Redemption or Repurchase                How to Redeem Shares

Item 9.   Pending Legal Proceedings               Not Applicable


Part B                                            Location in Statement of Additional Information
------                                            -----------------------------------------------
Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Trust Organization

Item 13.  Investment Objectives and Policies      Fund Investments

Item 14.  Management of the Fund                  Management of the Trust

Item 15.  Control Persons and Principal           Management of the Trust; Principal Holders of Fund Shares
          Holders of Securities

Item 16.  Investment Advisory and Other Services  Investment Advisory and Other Services

Item 17.  Brokerage Allocation                    Brokerage

Item 18.  Capital Stock and Other Securities      Trust Organization


Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and Pricing of Shares
          Shares

Item 20.  Tax Status                              Additional Tax Information

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Financial Information

Item 23.  Financial Statements                    Financial Information

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                             EVERGREEN EQUITY TRUST

                                     PART A

                                  PROSPECTUSES

-------------------------------------------------------------------------------
PROSPECTUS
                               February 1, 1998, as amended August 3, 1998
-------------------------------------------------------------------------------

EVERGREEN DOMESTIC GROWTH FUNDS                            [LOGO OF EVERGREEN
                                                         FUNDS(SM) APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN FUND
EVERGREEN MICRO CAP FUND
EVERGREEN AGGRESSIVE GROWTH FUND
EVERGREEN OMEGA FUND
EVERGREEN SMALL COMPANY GROWTH FUND
EVERGREEN STRATEGIC GROWTH FUND
EVERGREEN STOCK SELECTOR FUND
(EACH A "FUND;" TOGETHER, THE "FUNDS")

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

     The Funds are designed to provide investors with a selection of investment alternatives which seek to provide capital growth and diversification. This prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is a diversified series of an open-end, management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated February 1, 1998, as amended August 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR OBLIGATION OF ANY BANK, IS NOT ENDORSED OR GUARANTEED BY ANY BANK, AND IS NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS

EXPENSE INFORMATION....................................................   3

FINANCIAL HIGHLIGHTS...................................................   5

DESCRIPTION OF THE FUNDS...............................................  17
   Investment Objectives and Policies..................................  17
   Investment Practices and Restrictions...............................  19

ORGANIZATION AND SERVICE PROVIDERS.....................................  23
   Organization........................................................  23
   Service Providers...................................................  23
   Distribution Plans and Agreements...................................  25

PURCHASE AND REDEMPTION OF SHARES......................................  26
   How to Buy Shares...................................................  26
   How to Redeem Shares................................................  29
   Exchange Privilege..................................................  30
   Shareholder Services................................................  31
   Banking Laws........................................................  32

OTHER INFORMATION......................................................  32
   Dividends, Distributions and Taxes..................................  32
   General Information.................................................  33

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES   CLASS A SHARES CLASS B SHARES CLASS C SHARES
--------------------------------   -------------- -------------- --------------
Maximum Sales Charge Imposed on
 Purchases                             4.75%           None           None
(as a % of offering price)
Maximum Contingent Deferred Sales
 Charge (as a % of original
 purchase price or redemption
 proceeds, whichever is lower)          None(1)          5%(2)          1%(2)

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show for each of EVERGREEN FUND, EVERGREEN MICRO CAP FUND, EVERGREEN AGGRESSIVE GROWTH FUND and EVERGREEN OMEGA FUND actual annual operating expenses for the fiscal period ended September 30, 1997. The annual operating expenses for EVERGREEN SMALL COMPANY GROWTH FUND, EVERGREEN STRATEGIC GROWTH FUND and EVERGREEN STOCK SELECTOR FUND have been estimated for the fiscal period ending September 30, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that a Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. A FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by a Fund see "Organization and Service Providers."

EVERGREEN FUND

                                                                                                EXAMPLES
                                                                                                --------
                                                                                   ASSUMING REDEMPTION      ASSUMING
                 ANNUAL OPERATING EXPENSES                                          AT END OF PERIOD      NO REDEMPTION
                 ----------------------------                                    ----------------------- ---------------
                 CLASS A   CLASS B   CLASS C                                     CLASS A CLASS B CLASS C CLASS B CLASS C
                 --------  --------  --------                                    ------- ------- ------- ------- -------
Management Fees      0.92%     0.92%     0.92%                   After 1 Year     $ 61    $ 72    $ 32    $ 22    $ 22
12b-1 Fees (3)       0.25%     1.00%     1.00%                   After 3 Years    $ 90    $ 97    $ 68    $ 67    $ 68
Other Expenses       0.23%     0.23%     0.24%                   After 5 Years    $120    $135    $116    $115    $116
                  --------  --------  --------                   After 10 Years   $207    $220    $249    $220    $249
Total                1.40%     2.15%     2.16%
                  ========  ========  ========

EVERGREEN MICRO CAP FUND

                                                                                               EXAMPLES
                                                                                               --------
                                                                                ASSUMING REDEMPTION AT    ASSUMING NO
                 ANNUAL OPERATING EXPENSES                                           END OF PERIOD        REDEMPTION
                 ----------------------------                                   ----------------------- ---------------
                 CLASS A   CLASS B   CLASS C                                    CLASS A CLASS B CLASS C CLASS B CLASS C
                 --------  --------  --------                                   ------- ------- ------- ------- -------
Management Fees      1.00%     1.00%     1.00%                  After 1 Year     $ 65    $ 76    $ 36    $ 26    $ 26
12b-1 Fees (3)       0.25%     1.00%     1.00%                  After 3 Years    $101    $111    $ 80    $ 81    $ 80
Other Expenses       0.54%     0.59%     0.56%                  After 5 Years    $140    $158    $136    $138    $136
                  --------  --------  --------                  After 10 Years   $248    $263    $290    $263    $290
Total                1.79%     2.59%     2.56%
                  ========  ========  ========

EVERGREEN AGGRESSIVE GROWTH FUND

                                                                                               EXAMPLES
                                                                                               --------
                                                                                ASSUMING REDEMPTION AT    ASSUMING NO
                 ANNUAL OPERATING EXPENSES                                           END OF PERIOD        REDEMPTION
                 ----------------------------                                   ----------------------- ---------------
                 CLASS A   CLASS B   CLASS C                                    CLASS A CLASS B CLASS C CLASS B CLASS C
                 --------  --------  --------                                   ------- ------- ------- ------- -------
Management Fees      0.60%     0.60%     0.60%                  After 1 Year     $ 60    $ 71    $ 31    $ 21    $ 21
12b-1 Fees (3)       0.25%     1.00%     1.00%                  After 3 Years    $ 86    $ 93    $ 63    $ 63    $ 63
Other Expenses       0.41%     0.42%     0.42%                  After 5 Years    $113    $129    $109    $109    $109
                  --------  --------  --------                  After 10 Years   $193    $206    $235    $206    $235
Total                1.26%     2.02%     2.02%
                  ========  ========  ========

EVERGREEN OMEGA FUND

                                                                                   EXAMPLES
                                                                                   --------
                                                                    ASSUMING REDEMPTION AT    ASSUMING NO
                 ANNUAL OPERATING EXPENSES                               END OF PERIOD        REDEMPTION
                 ----------------------------                       ----------------------- ---------------
                 CLASS A   CLASS B   CLASS C                        CLASS A CLASS B CLASS C CLASS B CLASS C
                 --------  --------  --------                       ------- ------- ------- ------- -------
Management Fees      0.74%     0.74%     0.74%  After 1 Year         $ 60    $ 72    $ 32    $ 22    $ 22
12b-1 Fees (3)       0.25%     1.00%     1.00%  After 3 Years        $ 87    $ 98    $ 68    $ 68    $ 68
Other Expenses       0.33%     0.44%     0.44%  After 5 Years        $116    $137    $117    $117    $117
                  --------  --------  --------  After 10 Years       $199    $219    $251    $219    $251
Total                1.32%     2.18%     2.18%
                  ========  ========  ========

EVERGREEN SMALL COMPANY GROWTH FUND

                                                                               EXAMPLES
                                                                               --------
                                                                ASSUMING REDEMPTION AT    ASSUMING NO
                 ANNUAL OPERATING EXPENSES                           END OF PERIOD        REDEMPTION
                 ----------------------------                   ----------------------- ---------------
                 CLASS A   CLASS B   CLASS C                    CLASS A CLASS B CLASS C CLASS B CLASS C
                 --------  --------  --------                   ------- ------- ------- ------- -------
Management Fees      0.48%     0.48%     0.48%
12b-1 Fees (3)       0.25%     1.00%     1.00%  After 1 Year     $ 57    $ 68    $ 28    $ 18    $ 18
Other Expenses       0.29%     0.29%     0.29%  After 3 Years    $ 78    $ 86    $ 56    $ 56    $ 56
                  --------  --------  --------  After 5 Years    $101    $116    $ 96    $ 96    $ 96
Total                1.02%     1.77%     1.77%  After 10 Years   $166    $179    $208    $179    $208
                  ========  ========  ========

EVERGREEN STRATEGIC GROWTH FUND

                                                                               EXAMPLES
                                                                               --------
                                                                ASSUMING REDEMPTION AT    ASSUMING NO
                 ANNUAL OPERATING EXPENSES                           END OF PERIOD        REDEMPTION
                 ----------------------------                   ----------------------- ---------------
                 CLASS A   CLASS B   CLASS C                    CLASS A CLASS B CLASS C CLASS B CLASS C
                 --------  --------  --------                   ------- ------- ------- ------- -------
Management Fees      0.53%     0.53%     0.53%
12b-1 Fees (3)       0.25%     1.00%     1.00%  After 1 Year     $ 58    $ 69    $ 29    $ 19    $ 19
Other Expenses       0.32%     0.32%     0.32%  After 3 Years    $ 81    $ 88    $ 58    $ 58    $ 58
                  --------  --------  --------  After 5 Years    $105    $120    $100    $100    $100
Total                1.10%     1.85%     1.85%  After 10 Years   $175    $188    $217    $188    $217
                  ========  ========  ========

EVERGREEN STOCK SELECTOR FUND

                                                                         EXAMPLES
                                                                         --------
                    ANNUAL OPERATING                      ASSUMING REDEMPTION AT    ASSUMING NO
                        EXPENSES                               END OF PERIOD        REDEMPTION
                 -----------------------                  ----------------------- ---------------
                 CLASS A CLASS B CLASS C                  CLASS A CLASS B CLASS C CLASS B CLASS C
                 ------- ------- -------                  ------- ------- ------- ------- -------
Management Fees
 (After
 Waiver)(4)       0.65%   0.65%   0.65%    After 1 year     $59     $70     $30     $20     $20
12b-1 Fees (3)    0.25%   1.00%   1.00%    After 3 years    $83     $91     $61     $61     $61
Other Expenses    0.28%   0.28%   0.28%
                  -----   -----   -----
Total (4)         1.18%   1.93%   1.93%
                  =====   =====   =====

-------
(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(4) The management fee has been reduced from .74% to reflect the voluntary waiver by the investment advisor. This voluntary waiver can be terminated at any time. The investment advisor has undertaken to limit the Fund's Total Annual Operating Expenses for a period of at least two years from the date of this prospectus to 1.27%, 2.02% and 2.02% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively. Absent the management fee waiver and the limitation on Total Annual Operating Expenses, such estimated expenses for the fiscal period ending September 30, 1998 will be 1.27%, 2.02% and 2.02% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of the Fund, if shorter, for EVERGREEN FUND has been audited by PricewaterhouseCoopers LLP, the Fund's independent auditors. The information in the tables for EVERGREEN MICRO CAP FUND for the fiscal years ended September 30, 1997 and 1996 has been audited by PricewaterhouseCoopers LLP, the Fund's current independent auditors. The information in the tables for the Fund's fiscal period ended September 30, 1995 was audited by the Fund's prior independent auditors. The information in the tables for EVERGREEN AGGRESSIVE GROWTH FUND for the fiscal periods ended September 30, 1997 through 1995 has been audited by PricewaterhouseCoopers LLP, the Fund's current independent auditors. The information in the tables for each of the years in the six-year period ended October 31, 1994, the ten months ended October 31, 1988 and for the year ended December 31, 1987 was audited by the Fund's prior independent auditors. The information in the tables for EVERGREEN OMEGA FUND for the fiscal period ended September 30, 1997 and for each of the years in the eight-year period ended December 31, 1996 for Class A shares, for the fiscal period ended September 30, 1997 and for each of the years in the three-year period ended December 31, 1996, and the period from August 2, 1993 (date of initial public offering) to December 31, 1993 for Class B and Class C shares has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The information in the tables for each of the years in the two-year period ended December 31, 1988 for Class A shares was audited by the Fund's prior independent auditors. The information in the tables for EVERGREEN SMALL COMPANY GROWTH FUND for the fiscal period ended September 30, 1997 and for each of the years in the ten-year period ended May 31, 1996 was audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN STRATEGIC GROWTH FUND for the fiscal period ended September 30, 1997 and for each of the years in the ten-year period ended October 31, 1996 was audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN STOCK SELECTOR FUND (formerly Core Equity Fund, a portfolio of CoreFunds, Inc., and reorganized into EVERGREEN STOCK SELECTOR FUND in July 1998) for the fiscal periods ended June 30, 1997 and 1996 was audited by Ernst & Young LLP, independent auditors. The information in the tables for each of the periods in the six-year period ended October 31, 1995 was audited by the Fund's prior independent auditors. Class A and Class C shares of EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STRATEGIC GROWTH FUND were not offered until January 20, 1998, and Class B and Class C shares of EVERGREEN STOCK SELECTOR FUND are offered only as of the date of this prospectus. Therefore, no financial highlights are currently available for those shares. A report of PricewaterhouseCoopers LLP, KPMG Peat Marwick LLP, or Ernst & Young LLP as the case may be, on the audited information with respect to each Fund is incorporated by reference in the SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the SAI.

     Further information about each Fund's performance is contained in the Fund's Annual Report to shareholders, which may be obtained without charge.

EVERGREEN FUND -- CLASS A AND B SHARES

                                       CLASS A SHARES                                CLASS B SHARES
                          --------------------------------------------  --------------------------------------------
                            SIX MONTHS                                    SIX MONTHS
                               ENDED      YEAR ENDED SEPTEMBER 30,           ENDED      YEAR ENDED SEPTEMBER 30,
                          MARCH 31, 1998# ----------------------------  MARCH 31, 1998# ----------------------------
                            (UNAUDITED)    1997#      1996     1995*      (UNAUDITED)    1997#      1996     1995*
                          --------------- --------  --------  --------  --------------- --------  --------  --------
PER SHARE DATA:
Net asset value
 beginning of year......       $22.96       $17.64    $15.55   $11.97        $22.69       $17.49    $15.48   $11.97
                              -------     --------  --------  -------       -------     --------  --------  -------
Income from investment
 operations:
 Net investment income..         0.03         0.11      0.12     0.01         (0.05)       (0.03)    (0.03)   (0.02)
 Net realized and
  unrealized gain on
  investments...........         2.73         5.71      2.61     3.57          2.71         5.64      2.64     3.53
                              -------     --------  --------  -------       -------     --------  --------  -------
Total from investment
 operations.............         2.76         5.82      2.73     3.58          2.66         5.61      2.61     3.51
                              -------     --------  --------  -------       -------     --------  --------  -------
Less distributions from:
 Net investment income..        (0.10)       (0.09)    (0.06)       0             0            0     (0.02)       0
 Net realized gain on
  investments...........        (0.50)       (0.41)    (0.58)       0         (0.50)       (0.41)    (0.58)       0
                              -------     --------  --------  -------       -------     --------  --------  -------
Total distributions.....        (0.60)       (0.50)    (0.64)       0         (0.50)       (0.41)    (0.60)       0
                              -------     --------  --------  -------       -------     --------  --------  -------
Net asset value end of
 year...................       $25.12       $22.96    $17.64   $15.55        $24.85       $22.69    $17.49   $15.48
                              =======     ========  ========  =======       =======     ========  ========  =======
TOTAL RETURN+...........       12.35%       33.72%    18.07%   29.91%        11.98%       32.69%    17.29%   29.32%
RATIOS & SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Total expenses.........        1.44%++      1.40%     1.45%    1.70%++       2.19%++      2.15%     2.18%    2.32%++
 Total expenses,
  excluding indirectly
  paid expenses.........        1.44%++      1.40%       N/A      N/A         2.19%++      2.15%       N/A      N/A
 Total expenses,
  excluding fee waivers
  & expense
  reimbursements........          N/A          N/A       N/A    1.75%++         N/A          N/A       N/A    2.34%++
 Net investment income..        0.23%++      0.58%     0.63%    0.13%++      (0.52%)++    (0.16%)   (0.10%)  (0.48%)++
Portfolio turnover
 rate...................           4%          12%       15%      19%            4%          12%       15%      19%
Average commission rate
 paid per share.........      $0.0571      $0.0577   $0.0603      N/A       $0.0571      $0.0577   $0.0603      N/A
NET ASSETS END OF YEAR
 (MILLIONS).............         $219         $161       $87      $29          $664         $503      $254      $74

EVERGREEN FUND -- CLASS C SHARES

                                               CLASS C SHARES
                                  --------------------------------------------
                                    SIX MONTHS
                                       ENDED      YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 1998# ----------------------------
                                    (UNAUDITED)    1997#      1996     1995*
                                  --------------- --------  --------  --------
PER SHARE DATA:
Net asset value beginning of
 year...........................       $22.66       $17.47    $15.48   $11.97
                                      -------     --------  --------  -------
Income from investment
 operations:
 Net investment income..........        (0.03)       (0.04)        0    (0.01)
 Net realized and unrealized
  gain on investments...........         2.67         5.64      2.61     3.52
                                      -------     --------  --------  -------
Total from investment
 operations.....................         2.64         5.60      2.61     3.51
                                      -------     --------  --------  -------
Less distributions from:
 Net investment income..........            0            0     (0.04)       0
 Net realized gain on
  investments...................        (0.50)       (0.41)    (0.58)       0
                                      -------     --------  --------  -------
Total distributions.............        (0.50)       (0.41)    (0.62)    0.00
                                      -------     --------  --------  -------
Net asset value end of year.....       $24.80       $22.66    $17.47   $15.48
                                      =======     ========  ========  =======
TOTAL RETURN+...................       11.91%       32.67%    17.29%   29.32%
RATIOS & SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses.................        2.19%++      2.16%     2.14%    2.12%++
 Total expenses, excluding
  indirectly paid expenses......        2.19%++      2.16%       N/A      N/A
 Total expenses, excluding fee
  waivers & expense
  reimbursements................          N/A          N/A     2.38%    5.31%++
 Net investment income..........       (0.51%)++    (0.18%)   (0.07%)  (0.31%)++
Portfolio turnover rate.........           4%          12%       15%      19%
Average commission rate paid per
 share..........................      $0.0571      $0.0577   $0.0603      N/A
NET ASSETS END OF YEAR
 (MILLIONS).....................          $13           $9        $6       $2

-------

# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.

EVERGREEN MICRO CAP FUND -- CLASS A AND B SHARES

                                      CLASS A SHARES                              CLASS B SHARES
                          -----------------------------------------   -----------------------------------------
                          SIX MONTHS                                  SIX MONTHS
                             ENDED                                       ENDED
                           MARCH 31,    YEAR ENDED SEPTEMBER 30,       MARCH 31,    YEAR ENDED SEPTEMBER 30,
                             1998#     ----------------------------      1998#     ----------------------------
                          (UNAUDITED)   1997#      1996     1995*     (UNAUDITED)   1997#      1996     1995*
                          -----------  --------  --------  --------   -----------  --------  --------  --------
PER SHARE DATA:
Net asset value
 beginning of year......     $26.68      $17.31    $18.41    $15.76      $26.14      $17.07    $18.30    $15.76
                            -------    --------  --------  --------     -------    --------  --------  --------
Income from investment
 operations:
 Net investment loss....      (0.15)      (0.15)    (0.10)    (0.10)      (0.24)      (0.28)    (0.25)    (0.20)
 Net realized and
  unrealized gain (loss)
  on investments........       2.47        9.52     (0.44)     2.75        2.41        9.35     (0.42)     2.74
                            -------    --------  --------  --------     -------    --------  --------  --------
Total from investment
 operations.............       2.32        9.37     (0.54)     2.65        2.17        9.07     (0.67)     2.54
                            -------    --------  --------  --------     -------    --------  --------  --------
Less distributions from:
 Net realized gain on
  investments...........      (1.39)          0     (0.56)        0       (1.39)          0     (0.56)        0
                            -------    --------  --------  --------     -------    --------  --------  --------
Total distributions.....      (1.39)          0     (0.56)        0       (1.39)          0     (0.56)        0
                            -------    --------  --------  --------     -------    --------  --------  --------
Net asset value end of
 year...................     $27.61      $26.68    $17.31    $18.41      $26.92      $26.14    $17.07    $18.30
                            =======    ========  ========  ========     =======    ========  ========  ========
TOTAL RETURN+...........      9.04%      54.13%    (2.90%)   16.81%       8.64%      53.13%    (3.64%)   16.12%
RATIOS & SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Total expenses.........      1.79%++     1.79%     1.73%     1.51%++     2.54%++     2.59%     2.47%     2.26%++
 Interest expense.......      0.06%++     0.02%     0.02%       N/A       0.06%++     0.02%     0.02%       N/A
 Total expenses,
  excluding indirectly
  paid expenses.........      1.78%++     1.78%       N/A       N/A       2.53%++     2.58%       N/A       N/A
 Total expenses,
  excluding fee waiver &
  expense
  reimbursement.........        N/A         N/A     3.08%     4.33%++       N/A         N/A     3.26%     3.66%++
 Net investment loss....     (1.14%)++   (0.73%)   (0.52%)  (1.03%)++    (1.89%)++   (1.44%)   (1.28%)  (1.77%)++
Portfolio turnover
 rate...................        24%         59%      160%       84%         24%         59%      160%       84%
Average commission rate
 paid per share.........    $0.0523     $0.0543   $0.0465       N/A     $0.0523     $0.0543   $0.0465       N/A
NET ASSETS END OF YEAR
 (THOUSANDS)............     $5,922      $2,438      $903    $1,089      $4,719      $1,713    $1,461    $2,020

EVERGREEN MICRO CAP FUND -- CLASS C SHARES

                                                 CLASS C SHARES
                                     -----------------------------------------
                                     SIX MONTHS
                                        ENDED
                                      MARCH 31,    YEAR ENDED SEPTEMBER 30,
                                        1998#     ----------------------------
                                     (UNAUDITED)   1997#      1996     1995*
                                     -----------  --------  --------  --------
PER SHARE DATA:
Net asset value beginning of year..     $26.16      $17.09    $18.31    $15.76
                                       -------    --------  --------  --------
Income from investment operations:
 Net investment loss...............      (0.25)      (0.25)    (0.35)    (0.20)
 Net realized and unrealized gain
  (loss) on investments............       2.42        9.32     (0.31)     2.75
                                       -------    --------  --------  --------
Total from investment operations...       2.17        9.07     (0.66)     2.55
                                       -------    --------  --------  --------
Less distributions from:
 Net realized gain on investments..      (1.39)          0     (0.56)        0
                                       -------    --------  --------  --------
Total distributions................      (1.39)          0     (0.56)        0
                                       -------    --------  --------  --------
Net asset value end of year........     $26.94      $26.16    $17.09    $18.31
                                       =======    ========  ========  ========
TOTAL RETURN+......................      8.63%      53.07%    (3.58%)   16.18%
RATIOS & SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses....................      2.54%++     2.56%     2.44%     2.25%++
 Interest expense..................      0.06%++     0.02%     0.02%       N/A
 Total expenses, excluding
  indirectly paid expenses.........      2.53%++     2.55%       N/A       N/A
 Total expenses, excluding fee
  waiver & expense reimbursement...        N/A         N/A    32.28%    41.34%++
 Net investment loss...............     (1.93%)++   (1.50%)   (1.35%)  (1.76%)++
Portfolio turnover rate............        24%         59%      160%       84%
Average commission rate paid per
 share.............................    $0.0523     $0.0543   $0.0465       N/A
NET ASSETS END OF YEAR
 (THOUSANDS).......................     $3,721        $261       $27       $62

-------

# Net investment income is based on average shares outstanding during the period.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

EVERGREEN AGGRESSIVE GROWTH FUND -- CLASS A SHARES

                   SIX MONTHS
                      ENDED             YEAR ENDED
                    MARCH 31,         SEPTEMBER 30,
                      1998#      --------------------------
                   (UNAUDITED)    1997#     1996     1995*
                   -----------   --------  -------  -------
PER SHARE DATA:
Net asset value
 beginning of
 year............     $23.48       $21.04   $17.37   $13.85
                    --------     --------  -------  -------
Income from
 investment
 operations:
 Net investment
  loss...........      (0.12)       (0.21)   (0.15)   (0.16)
 Net realized and
  unrealized gain
  (loss) on
  investments....       0.67         2.65     4.46     3.68
                    --------     --------  -------  -------
Total from
 investment
 operations......       0.55         2.44     4.31     3.52
                    --------     --------  -------  -------
Less
 distributions
 from:
 Net realized
  gain on
  investments....      (0.85)           0    (0.64)       0
                    --------     --------  -------  -------
Total
 distributions...      (0.85)           0    (0.64)       0
                    --------     --------  -------  -------
Net asset value
 end of year.....     $23.18       $23.48   $21.04   $17.37
                    ========     ========  =======  =======
TOTAL RETURN+....      2.56%       11.60%   25.62%   25.42%
RATIOS &
 SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses..      1.27%++      1.26%    1.22%    1.47%++
 Total expenses,
  excluding
  indirectly paid
  expenses.......      1.27%++      1.25%      N/A      N/A
 Net investment
  loss...........     (1.11%)++    (1.05%)  (0.86%)  (1.12%)++
Portfolio
 turnover rate...        28%          56%      33%      31%
Average
 commission rate
 paid per share..    $0.0598      $0.0531  $0.0582      N/A
NET ASSETS END OF
 YEAR
 (THOUSANDS).....   $157,749     $173,982  $96,608  $70,858
                                        YEAR ENDED OCTOBER 31,                               YEAR ENDED
                   ------------------------------------------------------------------------ DECEMBER 31,
                   1994#(A)  1993#(A)  1992#(A)  1991#(A)  1990#(A)  1989#(A)  1988**#(A)     1987#(A)
                   --------- --------- --------- --------- --------- --------- ------------ ------------
PER SHARE DATA:
Net asset value
 beginning of
 year............   $14.44    $11.76    $12.22     $7.37    $11.06     $7.62      $7.07         $8.77
                   --------- --------- --------- --------- --------- --------- ------------ ------------
Income from
 investment
 operations:
 Net investment
  loss...........    (0.13)    (0.12)    (0.10)    (0.08)    (0.04)    (0.11)     (0.21)        (0.11)
 Net realized and
  unrealized gain
  (loss) on
  investments....    (0.22)     3.06      1.84      5.59     (2.02)     3.55       0.76         (1.34)
                   --------- --------- --------- --------- --------- --------- ------------ ------------
Total from
 investment
 operations......    (0.35)     2.94      1.74      5.51     (2.06)     3.44       0.55         (1.45)
                   --------- --------- --------- --------- --------- --------- ------------ ------------
Less
 distributions
 from:
 Net realized
  gain on
  investments....    (0.24)    (0.26)    (2.20)    (0.66)    (1.63)        0          0         (0.25)
                   --------- --------- --------- --------- --------- --------- ------------ ------------
Total
 distributions...    (0.24)    (0.26)    (2.20)    (0.66)    (1.63)        0          0         (0.25)
                   --------- --------- --------- --------- --------- --------- ------------ ------------
Net asset value
 end of year.....   $13.85    $14.44    $11.76    $12.22     $7.37    $11.06      $7.62         $7.07
                   ========= ========= ========= ========= ========= ========= ============ ============
TOTAL RETURN+....   (2.42%)   25.31%    17.43%    79.80%   (20.45%)   45.14%      7.78%       (16.51%)
RATIOS &
 SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses..    1.25%     1.31%     1.44%     1.59%     1.86%     1.78%      2.02%++       1.57%
 Total expenses,
  excluding
  indirectly paid
  expenses.......      N/A       N/A       N/A       N/A       N/A       N/A        N/A           N/A
 Net investment
  loss...........   (0.92%)   (0.92%)   (0.93%)   (0.71%)   (0.49%)   (1.19%)    (1.36%)++     (1.05%)
Portfolio
 turnover rate...      59%       48%       46%      108%      100%      120%        45%           65%
Average
 commission rate
 paid per share..      N/A       N/A       N/A       N/A       N/A       N/A        N/A           N/A
NET ASSETS END OF
 YEAR
 (THOUSANDS).....  $64,635   $58,053   $29,302   $23,509   $14,325   $21,241    $19,900       $25,700

-------

# Net investment income is based on average shares outstanding during the period.
++ Annualized.
+ Initial sales charge or contingent deferred sales charge is not reflected.
* For the eleven months ended September 30, 1995. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1995.
** For the ten months ended October 31, 1988. The Fund changed its fiscal year end from December 31 to October 31, effective October 31, 1988.

(a) Effective June 30, 1995, Evergreen Aggressive Growth Fund, a new series of Evergreen Trust, acquired substantially all of the net assets of ABT Emerging Growth Fund. ABT Emerging Growth Fund, which had a fiscal year that ended on October 31 was the accounting survivor in the combination. Accordingly, the information above includes the results of operations of ABT Emerging Growth Fund prior to June 30, 1995.

EVERGREEN AGGRESSIVE GROWTH FUND -- CLASS B AND C SHARES

                                     CLASS B SHARES                              CLASS C SHARES
                          -----------------------------------------   ------------------------------------------
                          SIX MONTHS                                  SIX MONTHS
                             ENDED                                       ENDED
                           MARCH 31,   YEAR ENDED SEPTEMBER 30,        MARCH 31,   YEAR ENDED SEPTEMBER 30,
                             1998#     ----------------------------      1998#     -----------------------------
                          (UNAUDITED)   1997#      1996     1995*     (UNAUDITED)   1997#      1996    1995**
                          -----------  --------  --------  --------   -----------  --------  --------  ---------
PER SHARE DATA:
Net asset value
 beginning of year......     $23.18      $20.89    $17.35   $15.82       $23.16      $20.88    $17.31   $16.42
                            -------    --------  --------  -------      -------    --------  --------  -------
Income from investment
 operations:
 Net investment loss....      (0.20)      (0.37)    (0.16)   (0.03)       (0.20)      (0.36)    (0.15)   (0.01)
 Net realized and
  unrealized gain on
  investments...........       0.67        2.66      4.34     1.56         0.68        2.64      4.36     0.90
                            -------    --------  --------  -------      -------    --------  --------  -------
Total from investment
 operations.............       0.47        2.29      4.18     1.53         0.48        2.28      4.21     0.89
                            -------    --------  --------  -------      -------    --------  --------  -------
Less distributions from:
 Net realized gain on
  investments...........      (0.85)          0     (0.64)       0        (0.85)          0     (0.64)       0
                            -------    --------  --------  -------      -------    --------  --------  -------
Total distributions.....      (0.85)          0     (0.64)       0        (0.85)          0     (0.64)       0
                            -------    --------  --------  -------      -------    --------  --------  -------
Net asset value end of
 year...................     $22.80      $23.18    $20.89   $17.35       $22.79      $23.16    $20.88   $17.31
                            =======    ========  ========  =======      =======    ========  ========  =======
TOTAL RETURN+...........      2.24%      10.96%    24.88%    9.67%        2.29%      10.92%    25.11%    5.42%
RATIOS & SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Total expenses.........      2.04%++     2.02%     1.98%    2.09%++      2.04%++     2.02%     1.96%    2.09%++
 Total expenses,
  excluding indirectly
  paid expenses.........      2.04%++     2.01%       N/A      N/A        2.04%++     2.01%       N/A      N/A
 Net investment loss....     (1.87%)++   (1.80%)   (1.60%)  (1.71%)++    (1.87%)++   (1.80%)   (1.57%)  (1.51%)++
Portfolio turnover
 rate...................        28%         56%       33%      31%          28%         56%       33%      31%
Average commission rate
 paid per share.........    $0.0598     $0.0531   $0.0582      N/A      $0.0598     $0.0531   $0.0582      N/A
Net assets end of year
 (thousands)............    $40,305     $41,167   $21,644   $2,858       $3,767      $3,992      $991     $416

-------

# Net investment income is based on average shares outstanding during the period.
* For the period from July 7, 1995 (commencement of class operations) to September 30, 1995.
** For the period from August 3, 1995 (commencement of class operations) to
   September 30, 1995.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

EVERGREEN OMEGA FUND -- CLASS A SHARES

                   SIX MONTHS
                      ENDED       NINE MONTHS
                    MARCH 31,        ENDED
                      1998#      SEPTEMBER 30,
                   (UNAUDITED)      1997#*
                   -----------   -------------
PER SHARE DATA:
Net asset value
 beginning of
 period..........     $22.69         $19.52
                    --------       --------
Income from
 investment
 operations:
 Net investment
  income (loss)..      (0.04)         (0.03)
 Net realized and
  unrealized gain
  (loss) on
  investments....       3.44           4.05
                    --------       --------
Total from
 investment
 operations......       3.40           4.02
                    --------       --------
Less
 distributions
 from:
 Net realized
  gain on
  investments....      (2.13)         (0.85)
                    --------       --------
Total
 distributions...      (2.13)         (0.85)
                    --------       --------
Net asset value
 end of period...     $23.96         $22.69
                    ========       ========
TOTAL RETURN+....     16.37%         21.45%
RATIOS &
 SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses..      1.31%++        1.32%++
 Total expenses,
  excluding
  indirectly paid
  expenses.......      1.31%++        1.31%++
 Net investment
  income (loss)..     (0.39%)++      (0.20%)++
Portfolio
 turnover rate...       108%            76%
Average
 commission rate
 paid per
 share...........    $0.0587        $0.0580
NET ASSETS END OF
 PERIOD
 (THOUSANDS).....   $179,362       $162,847
                                                YEAR ENDED DECEMBER 31,
                   -------------------------------------------------------------------------------------------
                     1996      1995     1994     1993     1992#    1991     1990     1989     1988     1987
                   --------- --------- -------- -------- -------- -------- -------- -------- -------- --------
PER SHARE DATA:
Net asset value
 beginning of
 period..........    $19.56    $15.54   $17.11   $15.84   $17.68   $13.37   $16.03   $13.66   $12.08   $13.44
                   --------- --------- -------- -------- -------- -------- -------- -------- -------- --------
Income from
 investment
 operations:
 Net investment
  income (loss)..     (0.06)        0     0.04    (0.07)       0    (0.04)    0.11     0.17   0.30(a)    0.02
 Net realized and
  unrealized gain
  (loss) on
  investments....      2.15      5.58    (1.00)    3.07     0.39     6.92    (0.39)    4.30     1.40     1.11
                   --------- --------- -------- -------- -------- -------- -------- -------- -------- --------
Total from
 investment
 operations......      2.09      5.58    (0.96)    3.00     0.39     6.88    (0.28)    4.47     1.70     1.13
                   --------- --------- -------- -------- -------- -------- -------- -------- -------- --------
Less
 distributions
 from:
 Net realized
  gain on
  investments....     (2.13)    (1.56)   (0.61)   (1.73)   (2.23)   (2.50)   (2.09)   (1.90)       0    (2.25)
                   --------- --------- -------- -------- -------- -------- -------- -------- -------- --------
Total
 distributions...     (2.13)    (1.56)   (0.61)   (1.73)   (2.23)   (2.57)   (2.38)   (2.10)   (0.12)   (2.49)
                   --------- --------- -------- -------- -------- -------- -------- -------- -------- --------
Net asset value
 end of period...    $19.52    $19.56   $15.54   $17.11   $15.84   $17.68   $13.37   $16.03   $13.66   $12.08
                   ========= ========= ======== ======== ======== ======== ======== ======== ======== ========
TOTAL RETURN+....    11.31%    36.94%   (5.66%)  19.33%    4.00%   54.49%   (2.38%)  33.05%   14.05%    8.27%
RATIOS &
 SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses..     1.33%     1.38%    1.41%    1.51%    1.52%    1.57%    1.73%    1.84%    1.78%    1.99%
 Total expenses,
  excluding
  indirectly paid
  expenses.......     1.32%     1.37%      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
 Net investment
  income (loss)..    (0.29%)    0.00%    0.27%    (.48%)  (0.01%)  (0.31%)   0.70%    1.03%    2.22%    0.13%
Portfolio
 turnover rate...      173%      159%     137%     162%     176%     115%     108%      77%      84%     106%
Average
 commission rate
 paid per
 share...........   $0.0621       N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A
NET ASSETS END OF
 PERIOD
 (THOUSANDS).....  $154,825  $135,079  $99,569  $90,404  $73,144  $58,671  $38,531  $39,682  $33,951  $30,246

-------

# Net investment income is based on average shares outstanding during the period.

+ Initial sales charge or contingent deferred sales charge is not reflected.

++ Annualized.

* The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
(a) Includes $0.17 per share relating to a special non-recurring distribution from Inco Limited.

EVERGREEN OMEGA FUND -- CLASS B AND C SHARES

                                        CLASS B SHARES
                   --------------------------------------------------------------
                   SIX MONTHS
                      ENDED       NINE MONTHS
                    MARCH 31,        ENDED         YEAR ENDED DECEMBER 31,
                      1998#      SEPTEMBER 30,  ---------------------------------
                   (UNAUDITED)      1997#**      1996     1995     1994    1993*
                   -----------   -------------  -------  -------  -------  ------
PER SHARE DATA:
Net asset value
 beginning of
 period..........     $21.71         $18.83      $19.10   $15.34   $17.06  $17.29
                    --------       --------     -------  -------  -------  ------
Income from
 investment
 operations:
 Net investment
  income (loss)..      (0.12)         (0.15)      (0.17)   (0.09)   (0.06)  (0.05)
 Net realized and
  unrealized gain
  (loss) on
  investments....       3.26           3.88        2.03     5.41    (1.60)   1.55
                    --------       --------     -------  -------  -------  ------
Total from
 investment
 operations......       3.14           3.73        1.86     5.32    (1.66)   1.50
                    --------       --------     -------  -------  -------  ------
Less
 distributions
 from:
 Net realized
  gain on
  investments....      (2.13)         (0.85)      (2.13)   (1.56)   (0.06)  (1.73)
                    --------       --------     -------  -------  -------  ------
Total
 distributions...      (2.13)         (0.85)      (2.13)   (1.56)   (0.06)  (1.73)
                    --------       --------     -------  -------  -------  ------
Net asset value
 end of period...     $22.72         $21.71      $18.83   $19.10   $15.34  $17.06
                    ========       ========     =======  =======  =======  ======
TOTAL RETURN+....     15.94%         20.68%      10.31%   35.70%   (6.57%)  9.02%
RATIOS &
 SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses..      2.12%++        2.18%++     2.20%    2.29%    2.30%   2.57%++
 Total expenses,
  excluding
  indirectly paid
  expenses.......      2.12%++        2.17%++     2.18%    2.27%      N/A     N/A
 Net investment
  income (loss)..     (1.20%)++      (1.06%)++   (1.15%)  (0.94%)  (0.58%) (1.73%)++
Portfolio
 turnover rate...       108%            76%        173%     159%     137%    162%
Average
 commission rate
 paid per share..    $0.0587        $0.0580     $0.0621      N/A      N/A     N/A
Net assets end of
 period
 (thousands).....   $124,631       $110,349     $89,921  $71,636  $32,266  $7,423
                                       CLASS C SHARES
                   --------------------------------------------------------------
                   SIX MONTHS
                      ENDED      NINE MONTHS
                    MARCH 31,       ENDED        YEAR ENDED DECEMBER 31,
                      1998#     SEPTEMBER 30, -----------------------------------
                   (UNAUDITED)     1997#**     1996     1995     1994   1993*
                   ------------ ------------- -------- -------- ------- ---------
PER SHARE DATA:
Net asset value
 beginning of
 period..........     $21.74        $18.86     $19.13   $15.37  $17.09  $17.29
                   ------------ ------------- -------- -------- ------- ---------
Income from
 investment
 operations:
 Net investment
  income (loss)..      (0.13)        (0.15)     (0.18)   (0.13)  (0.07)  (0.06)
 Net realized and
  unrealized gain
  (loss) on
  investments....       3.29          3.88       2.04     5.45   (1.04)   1.59
                   ------------ ------------- -------- -------- ------- ---------
Total from
 investment
 operations......       3.16          3.73       1.86     5.32   (1.11)   1.53
                   ------------ ------------- -------- -------- ------- ---------
Less
 distributions
 from:
 Net realized
  gain on
  investments....      (2.13)        (0.85)     (2.13)   (1.56)  (0.61)  (1.73)
                   ------------ ------------- -------- -------- ------- ---------
Total
 distributions...      (2.13)        (0.85)     (2.13)   (1.56)  (0.61)  (1.73)
                   ------------ ------------- -------- -------- ------- ---------
Net asset value
 end of period...     $22.77        $21.74     $18.86   $19.13  $15.37  $17.09
                   ============ ============= ======== ======== ======= =========
TOTAL RETURN+....     15.96%        20.65%     10.29%   35.62%  (6.56%)  9.20%
RATIOS &
 SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses..      2.12%++       2.18%++    2.21%    2.30%   2.30%   2.48%++
 Total expenses,
  excluding
  indirectly paid
  expenses.......      2.12%++       2.17%++      N/A      N/A     N/A     N/A
 Net investment
  income (loss)..     (1.20%)++     (1.05%)++  (1.17%)  (0.91%) (0.63%) (1.64%)++
Portfolio
 turnover rate...       108%           76%       173%     159%    137%    162%
Average
 commission rate
 paid per share..    $0.0587       $0.0580    $0.0621      N/A     N/A     N/A
Net assets end of
 period
 (thousands).....    $16,566       $16,067    $17,628  $13,963  $9,900  $3,620

-------

# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.

* For the period from August 2, 1993 (commencement of class operations) to December 31, 1993.

** The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.

EVERGREEN SMALL COMPANY GROWTH FUND -- CLASS A SHARES

                                                                   PERIOD ENDED
                                                                    MARCH 31,
                                                                      1998#*
                                                                   (UNAUDITED)
                                                                   ------------
PER SHARE DATA:
Net asset value beginning of period...............................     $7.75
                                                                     -------
Income from investment operations:
 Net investment income ...........................................         0
 Net realized and unrealized gain on investments and foreign
  currency related transactions...................................      1.01
                                                                     -------
Total from investment operations..................................      1.01
                                                                     -------
Net asset value end of period.....................................     $8.76
                                                                     =======
TOTAL RETURN +....................................................    13.03%
RATIOS & SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses...................................................     1.06%++
 Total expenses, excluding indirectly paid expenses...............     1.06%++
 Net investment loss..............................................    (0.21%)++
Portfolio turnover rate...........................................       41%
Average commission rate paid per share............................   $0.0507
Net assets end of period (millions)...............................    $1,035

-------

# Net investment income is based on average shares outstanding during the period.

* For the period from January 20, 1998 (commencement of class operations) to March 31, 1998.

+ Initial sales charge or contingent deferred sales charge is not reflected.

++ Annualized.

EVERGREEN SMALL COMPANY GROWTH FUND -- CLASS B SHARES

                   SIX MONTHS
                      ENDED      FOUR-MONTH
                    MARCH 31,   PERIOD ENDED                             YEAR ENDED MAY 31,
                      1998#     SEPTEMBER 30, ---------------------------------------------------------------------------------
                   (UNAUDITED)     1997#*      1997#    1996     1995    1994   1993#   1992#   1991#   1990#   1989#    1988
                   -----------  ------------- -------  -------  ------  ------  ------  ------  ------  ------  ------  -------
PER SHARE DATA:
Net asset value
 beginning of
 period..........      $9.44         $8.44     $10.35    $8.62   $7.64   $7.95   $7.61   $7.17   $6.24   $5.66   $4.48    $7.80
                     -------       -------    -------  -------  ------  ------  ------  ------  ------  ------  ------  -------
Income from
 investment
 operations:
 Net investment
  income (loss)..      (0.06)        (0.04)     (0.11)   (0.13)  (0.07)  (0.12)  (0.12)  (0.08)  (0.04)      0    0.02        0
 Net realized and
  unrealized gain
  (loss) on
  investments and
  foreign
  currency
  related
  transactions...       0.15          1.74      (0.78)    2.87    1.68    0.63    1.82    0.98    1.17    0.63    1.20    (1.64)
                     -------       -------    -------  -------  ------  ------  ------  ------  ------  ------  ------  -------
Total from
 investment
 operations......       0.09          1.70      (0.89)    2.74    1.61    0.51    1.70    0.90    1.13    0.63    1.22    (1.64)
                     -------       -------    -------  -------  ------  ------  ------  ------  ------  ------  ------  -------
Less
 distributions
 from:
 Net realized
  gain on
  investments and
  foreign
  currency
  related
  transactions...      (0.78)        (0.70)     (1.02)   (1.01)  (0.63)  (0.82)  (1.36)  (0.46)  (0.20)      0   (0.03)   (1.68)
                     -------       -------    -------  -------  ------  ------  ------  ------  ------  ------  ------  -------
Total
 distributions...      (0.78)        (0.70)     (1.02)   (1.01)  (0.63)  (0.82)  (1.36)  (0.46)  (0.20)  (0.05)  (0.04)   (1.68)
                     -------       -------    -------  -------  ------  ------  ------  ------  ------  ------  ------  -------
Net asset value
 end of period...      $8.75         $9.44      $8.44   $10.35   $8.62   $7.64   $7.95   $7.61   $7.17   $6.24   $5.66    $4.48
                     =======       =======    =======  =======  ======  ======  ======  ======  ======  ======  ======  =======
TOTAL RETURN +...      1.64%        21.43%     (8.61%)  33.03%  23.58%   6.84%  28.76%  13.45%  19.42%  11.24%  27.45%  (22.39%)
RATIOS &
 SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses..      1.19%++       1.77%++    1.75%    1.73%   1.78%   1.73%   2.04%   1.47%   1.48%   1.40%   1.27%    1.17%
 Total expenses,
  excluding
  indirectly paid
  expenses.......      1.19%++       1.77%++    1.73%    1.72%     N/A     N/A     N/A     N/A     N/A     N/A     N/A      N/A
 Net investment
  income (loss)..     (0.81%)++     (1.43%)++  (1.32%)  (1.34%) (1.10%) (1.49%) (1.68%) (1.09%) (0.68%)  0.02%   0.47%    0.03%
Portfolio
 turnover rate...        41%           28%        48%      94%     38%     60%     78%     81%     73%     77%     57%      80%
Average
 commission rate
 paid per share..    $0.0507       $0.0525    $0.0551  $0.0563     N/A     N/A     N/A     N/A     N/A     N/A     N/A      N/A
Net assets end of
 period
 (millions)......       $407        $1,546     $1,407   $2,006  $1,460  $1,006    $966    $702    $623    $538    $504     $442

-------

# Net investment income is based on average shares outstanding during the period.

+ Initial sales charge or contingent deferred sales charge is not reflected.

++ Annualized

* Effective September 30, 1997, the Fund changed its fiscal year end from May 31 to September 30.

EVERGREEN SMALL COMPANY GROWTH FUND -- CLASS C SHARES

                                                                   PERIOD ENDED
                                                                    MARCH 31,
                                                                      1998#*
                                                                   (UNAUDITED)
                                                                   ------------
PER SHARE DATA:
Net asset value beginning of period...............................     $7.73
                                                                     -------
Income (loss) from investment operations:
 Net investment loss..............................................     (0.02)
 Net realized and unrealized gain on investments and foreign
  currency related transactions...................................      1.04
                                                                     -------
Total from investment operations..................................      1.02
                                                                     -------
Net asset value end of period.....................................     $8.75
                                                                     =======
TOTAL RETURN +....................................................    13.20%
RATIOS & SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses...................................................     1.81%++
 Total expenses, excluding indirectly paid expenses...............     1.81%++
 Net investment loss..............................................    (1.13%)++
Portfolio turnover rate...........................................       41%
Average commission rate paid per share............................   $0.0507
Net assets end of period (millions)...............................        $6

-------

# Net investment income is based on average shares outstanding during the period.

+ Initial sales charge or contingent deferred sales charge is not reflected.

++ Annualized.

* For the period from January 26, 1998 (commencement of class operations) to March 31, 1998.

EVERGREEN STRATEGIC GROWTH FUND -- CLASS A SHARES

                                                                   PERIOD ENDED
                                                                    MARCH 31,
                                                                      1998#*
                                                                   (UNAUDITED)
                                                                   ------------
PER SHARE DATA:
Net asset value beginning of period...............................     $9.12
                                                                     -------
Income from investment operations:
 Net investment income ...........................................      0.01
 Net realized and unrealized gain on investments and foreign
  currency related transactions...................................      1.40
                                                                     -------
Total from investment operations..................................      1.41
                                                                     -------
Net asset value end of period.....................................    $10.53
                                                                     =======
TOTAL RETURN +....................................................    15.46%
RATIOS & SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses...................................................     1.10%++
 Total expenses, excluding indirectly paid expenses...............     1.10%++
 Net investment income............................................     0.38%++
Portfolio turnover rate...........................................       70%
Average commission rate paid per share............................   $0.0020
Net assets end of period (millions)...............................      $825

-------

# Net investment income is based on average shares outstanding during the period.

* For the period from January 20, 1998 (commencement of class operations) to March 31, 1998.

+ Initial sales charge or contingent deferred sales charge is not reflected.

++ Annualized

EVERGREEN STRATEGIC GROWTH FUND -- CLASS B SHARES

                            SIX MONTHS    ELEVEN-MONTH
                               ENDED      PERIOD ENDED     YEAR ENDED OCTOBER 31,
                          MARCH 31, 1998# SEPTEMBER 30, -------------------------------
                            (UNAUDITED)      1997 #*     1996     1995    1994    1993
                          --------------- ------------- -------  ------  ------  ------
PER SHARE DATA:
Net asset value
 beginning of period....      $ 10.61          $8.68      $8.05   $7.54   $9.00   $7.60
                              -------        -------    -------  ------  ------  ------
Income from investment
 operations
 Net investment income
  (loss)................        (0.01)          0.01      (0.04)  (0.02)      0   (0.06)
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  related transactions..         1.24           2.96       1.04    1.13    0.23    1.89
                              -------        -------    -------  ------  ------  ------
Total from investment
 operations.............         1.23           2.97       1.00    1.11    0.23    1.83
                              -------        -------    -------  ------  ------  ------
Less distributions:
 From net investment
  income................            0              0      (0.01)      0       0       0
 In excess of net
  investment income.....            0              0          0       0       0   (0.03)
 Net realized gain on
  investments and
  foreign currency
  related transactions..        (1.33)         (1.04)     (0.36)  (0.60)  (1.66)  (0.40)
 In excess of net
  realized gain on
  investments and
  foreign currency
  related transactions..            0              0          0       0   (0.03)      0
                              -------        -------    -------  ------  ------  ------
Total distributions.....        (1.33)         (1.04)     (0.37)  (0.60)  (1.69)  (0.43)
                              -------        -------    -------  ------  ------  ------
Net asset value end of
 period.................      $ 10.51         $10.61      $8.68   $8.05   $7.54   $9.00
                              =======        =======    =======  ======  ======  ======
TOTAL RETURN+...........       13.46%         37.74%     12.95%  15.05%   3.55%  24.97%
RATIOS & SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Total expenses.........        1.17%++        1.19%++    1.91%   2.01%   1.73%   1.83%
 Total expenses,
  excluding indirectly
  paid expenses.........        1.17%++        1.18%++    1.90%   2.00%     N/A     N/A
 Net investment income
  (loss)................       (0.14%)++       0.12%++   (0.48%) (0.25%) (0.17%) (0.57%)
Portfolio turnover
 rate...................          70%            71%       156%    140%     68%     65%
Average commission rate
 paid per share.........      $0.0020        $0.0222    $0.0042     N/A     N/A     N/A
NET ASSETS END OF PERIOD
 (MILLIONS).............      $   157           $920       $497    $492    $417    $404

                                           YEAR ENDED OCTOBER 31,
                                  ---------------------------------------------
                                   1992    1991    1990     1989   1988   1987
                                  ------  ------  -------  ------  -----  -----
PER SHARE DATA:
Net asset value beginning of
 period.........................   $8.18   $6.52    $7.67   $6.53  $7.55  $9.13
                                  ------  ------  -------  ------  -----  -----
Income from investment
 operations
 Net investment income (loss)...   (0.01)   0.08     0.08    0.16   0.18   0.02
 Net realized and unrealized
  gain (loss) on investments and
  foreign currency related
  transactions..................    0.42    2.24    (0.80)   1.21   0.19   0.04
                                  ------  ------  -------  ------  -----  -----
Total from investment
 operations.....................    0.41    2.32    (0.72)   1.37   0.37   0.06
                                  ------  ------  -------  ------  -----  -----
Less distributions:
 From net investment income.....   (0.01)  (0.16)   (0.18)  (0.18) (0.14) (0.13)
 In excess of net investment
  income........................   (0.05)      0        0       0      0      0
 Net realized gain on
  investments and foreign
  currency related
  transactions..................   (0.93)  (0.50)   (0.25)  (0.05) (1.25) (1.51)
 In excess of net realized gain
  on investments and foreign
  currency related
  transactions..................       0       0        0       0      0      0
                                  ------  ------  -------  ------  -----  -----
Total distributions.............   (0.99)  (0.66)   (0.43)  (0.23) (1.39) (1.64)
                                  ------  ------  -------  ------  -----  -----
Net asset value end of period...   $7.60   $8.18    $6.52   $7.67  $6.53  $7.55
                                  ======  ======  =======  ======  =====  =====
TOTAL RETURN+ ..................   6.38%  38.77%  (10.05%) 21.74%  7.73%  0.15%
RATIOS & SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses.................   1.58%   1.52%    1.65%   1.59%  1.69%  2.12%
 Total expenses, excluding
  indirectly paid expenses......     N/A     N/A      N/A     N/A    N/A    N/A
 Net investment income (loss)...  (0.15%)  0.99%    1.64%   2.06%  2.14%  0.23%
Portfolio turnover rate.........     62%     86%      30%     40%    89%   104%
Average commission rate paid per
 share..........................     N/A     N/A      N/A     N/A    N/A    N/A
NET ASSETS END OF PERIOD
 (MILLIONS).....................    $322    $339     $234    $330   $328   $299

-------

# Calculation based on average shares outstanding during the period.

+ Initial sales charge or contingent deferred sales charge is not reflected.

++ Annualized

* Effective September 30, 1997, the Fund changed its fiscal year end from October 31 to September 30.

EVERGREEN STRATEGIC GROWTH FUND -- CLASS C SHARES

                                                                PERIOD ENDED
                                                              MARCH 31, 1998#*
                                                                (UNAUDITED)
                                                              ----------------
PER SHARE DATA:
Net asset value beginning of period..........................     $  9.25
                                                                  =======
Income (loss) from investment operations.....................
Net investment loss..........................................       (0.02)
Net realized and unrealized gain on investments and foreign
 currency related transactions...............................        1.29
Total from investment operations.............................        1.27
Net asset value end of period................................     $ 10.52
                                                                  =======
TOTAL RETURN+................................................      13.73%
RATIOS & SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses..............................................        1.90%++
 Total expenses, excluding indirectly paid expenses..........        1.90%++
 Net investment loss.........................................       (0.37%)++
PORTFOLIO TURNOVER RATE......................................          70%
AVERAGE COMMISSION RATE PAID PER SHARE.......................     $0.0020
NET ASSETS END OF PERIOD (THOUSANDS).........................     $   133

-------

# Net investment income is based on average shares outstanding during the period.

* For the period from January 22, 1998 (commencement of class operations) to March 31, 1998.

+ Initial sales charge or contingent deferred sales charge is not reflected.

++ Annualized.

EVERGREEN STOCK SELECTOR FUND -- CLASS A SHARES*(3)

                                            YEAR ENDED
                                             JUNE 30,                YEAR ENDED OCTOBER 31,
                            SIX-MONTHS     --------------  -----------------------------------------------
                               ENDED                       RETAIL  PRIOR
                         DECEMBER 31, 1997                 CLASS   CLASS
                            (UNAUDITED)     1997    1996    1995    1994    1993    1992    1991   1990(1)
                         ----------------- ------  ------  ------  ------  ------  ------  ------  -------
Net Asset Value,
 Beginning of Period....      $ 21.13       17.28   17.08  15.00    15.39   13.93   13.08    8.95   10.00
Net Investment Income...      $   --         0.07    0.12   0.18     0.11    0.14    0.19    0.26    0.14
Realized and Unrealized
 Net Gains (Losses) on
 Securities.............      $  2.40        5.32    1.49   2.87     0.22    1.89    1.02    4.13   (1.05)
Distributions from Net
 Investment Income......      $   --        (0.07)  (0.11) (0.17)   (0.11)  (0.14)  (0.19)  (0.26)  (0.14)
Distributions from
 Capital Gains..........      $ (2.92)      (1.47)  (1.30) (0.80)   (0.61)  (0.43)  (0.17)    --      --
Net Asset Value, End of
 Period.................      $ 20.61       21.13   17.28  17.08    15.00   15.39   13.93   13.08    8.95
                              =======      ======  ======  =====   ======  ======  ======  ======   =====
TOTAL RETURN(2).........        11.70%      32.74   19.11  21.94     2.21   14.90    9.27   49.37   (9.22)
Net Assets, End of
 Period (000 omitted)...      $19,043      16,043  11,178  6,591   50,128  45,677  28,103  12,830   5,982
Ratio of Expenses to
 Average Net Assets.....         1.24 %      1.23    1.22   1.34     1.49    1.20    0.92    0.54    0.65
Ratio of Net Income to
 Average Net Assets.....        (0.04)%      0.38    0.89   1.23     0.75    0.94    1.47    2.30    2.29
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....         1.30 %      1.28    1.26   1.53     1.51    1.41    1.23    1.48    1.59
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....        (0.10)%      0.33    0.85   1.04     0.73    0.73    1.17    1.36    1.35
Portfolio Turnover
 Rate**.................           23 %        79     114    119       35      24      39      68      43
Average Commission Rate
 Paid(4)................      $0.0658      0.0512  0.0636    n/a      n/a     n/a     n/a     n/a     n/a

-------

 * On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratios of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation. Also, on April 15, 1996, the assets of the Conestoga Equity Fund were acquired by CoreFunds. At that time the Retail Class Shares of the Fund were exchanged for Class A Shares.

** For the period ended June 30, 1996, transactions relating to the merger were excluded from the calculation of the Portfolio Turnover Rate.

(1) Commenced operations February 28, 1990. Unless otherwise noted, all ratios for the period have been annualized.

(2) Total return does not reflect applicable sales load. Additionally, total return for the period ended June 30, 1996 is for an eight-month period.

(3) The per share amount for the period ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.

(4) Presentation of the rate is only required for fiscal periods beginning after September 1, 1995.

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                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective is nonfundamental; as a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objective will be achieved.

EVERGREEN FUND

     The EVERGREEN FUND seeks to achieve its investment objective of capital appreciation principally through investments in common stock and securities convertible into or exchangeable for common stock of companies which are little-known, relatively small or represent special situations which, in the opinion of the Fund's investment adviser, offer potential for capital appreciation. A "little-known" company means one whose business is limited to a regional market or whose securities are closely held with only a small proportion traded publicly. A "relatively small" company means one which has a small share of the market for its products or services in comparison with other companies in its field, or which provides goods or services for a limited market. A "special situation" company is one which offers potential for capital appreciation because of a recent or anticipated change in structure, management, products or services. In addition to the securities described above, the EVERGREEN FUND may invest in securities of relatively well-known and large companies with potential for capital appreciation. Investments may also be made to a limited degree in non-convertible debt securities and preferred stocks which offer an opportunity for capital appreciation. Short-term investments may also be made if the Fund's investment advisor believes that such action will benefit the Fund.

EVERGREEN MICRO CAP FUND

     The investment objective of EVERGREEN MICRO CAP FUND is to achieve capital appreciation; income is not a factor in the selection of portfolio securities. The Fund seeks to achieve its objective principally through investments in common stock of companies for which there is a relatively limited trading market. A relatively limited trading market is one in which only small amounts of stock are available at any given time generally through five or fewer market makers. The securities of such companies are often traded only over-the-counter or on a regional securities exchange, rarely on a national securities exchange, and may not trade every day or in the volume typical of trading on a national securities exchange.

     Investments by the Fund are made with a view toward taking advantage of market inefficiencies affecting the price of a company's securities or by exploiting the investment opportunities which may be inherent in companies offering new or unique products or services. Market inefficiency can result from a company being too small to be covered by most industry analysts, thereby resulting in a limited dissemination of information about the company or its industry. The companies in which the Fund may invest are small, but have at least $1,000,000 and generally no more than $150,000,000 of market capitalization. The Fund may also invest in little-known or unpopular companies which may not be widely recommended for purchase by industry analysts due to some situation unique to the company or its industry. There are no restrictions as to types of businesses or industries in which the Fund may invest. The Fund's investment advisor believes that its investment research programs will uncover a variety of relatively unexploited investment opportunities.

     The Fund's investment advisor will attempt to screen the universe of companies falling within the capitalization range described above and invest primarily in what it believes to be the 100 best based on certain qualitative and quantitative criteria. Such companies may include those with the highest return on equity and consistent earnings growth. The criteria will be reviewed and evaluated on an ongoing basis by the Fund's investment advisor. In addition, the Fund will invest in other companies which do not meet the screening criteria. These will include companies which offer unique products or services or operate in industries or sectors that have, in the opinion of the Fund's investment advisor, significant growth prospects. In selecting investment opportunities for the Fund, the Fund's investment advisor will use certain proprietary computer screening techniques and the extensive library facilities of Lieber & Company, the Fund's sub-adviser.

     While the focus of EVERGREEN MICRO CAP FUND is on long-term capital appreciation, investments may on occasion be made with the expectation of short-term capital appreciation. Securities held for a short time period may be sold if the investment objective for such securities has been achieved or if other circumstances warrant.

EVERGREEN AGGRESSIVE GROWTH FUND

     The EVERGREEN AGGRESSIVE GROWTH FUND'S investment objective is to achieve long-term capital appreciation by investing primarily in common stocks of emerging growth companies and larger, more well established companies, all of which are viewed by the Fund's investment advisor as having above-average appreciation potential. Under normal circumstances, the Fund intends to invest at least 65% of its net assets in common stocks or securities convertible into common stocks. The Fund's investment advisor considers an emerging growth company to be one which is still in the developmental stage, yet has demonstrated, or is expected to achieve, growth of earnings over various major business cycles. Important qualities of any emerging growth company include sound management and a good product with growing market opportunities. To the extent that its assets are not invested in common stocks or securities convertible into common stocks, the Fund also may invest its assets in, or enter into repurchase agreements with banks or broker-dealers with respect to, investment grade corporate bonds, United States ("U.S.") government securities, commercial paper and certificates of deposit of domestic banks.

     Consistent with its investment objective, the Fund also may invest in equity securities of seasoned, established companies which its investment advisor believes have above-average appreciation potential similar to that of companies in the developmental stage. This may be due, for example, to management change, new technology, new product or service developments, changes in demand, or other factors. Investments in stocks of emerging growth companies may involve special risks.

EVERGREEN OMEGA FUND

     The investment objective of EVERGREEN OMEGA FUND is to seek maximum capital growth by investing in a varied portfolio consisting primarily of common stocks and securities convertible into common stocks. The Fund pursues its objective by employing techniques of the fully managed-investment concept, meaning that the Fund's investment advisor will continuously review both individual securities and relevant general conditions. Whenever, in the opinion of the Fund's investment advisor, a security no longer seems to have the required characteristics, an anticipated level of performance has been achieved, or other securities present relatively greater opportunities for realizing the Fund's objective, appropriate changes will be made in the Fund's portfolio. The Fund's equity position will be changed as the investment advisor changes its evaluation of trends in general securities price levels. Portfolio turnover rate will not be considered a limiting factor in the execution of investment decisions.

EVERGREEN SMALL COMPANY GROWTH FUND

     EVERGREEN SMALL COMPANY GROWTH FUND seeks long-term growth of capital.

     The Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. For this purpose, companies with small market capitalizations are generally those with market capitalizations of less than $1 billion ("small cap") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small cap for this purpose.

     While the Fund focuses on small cap stocks, it may also invest in other types of securities without regard to the market capitalization of the issuer and which may be listed on national exchanges or traded over-the-counter, including other common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks. While income is not an objective, securities appearing to offer attractive possibilities for future growth of income may be included in the portfolio whenever it seems possible to do so without conflicting with the Fund's objective of capital growth.

EVERGREEN STRATEGIC GROWTH FUND

     EVERGREEN STRATEGIC GROWTH FUND'S investment objective is to provide shareholders with growth of capital. In pursuing its objective, the Fund invests in common stocks, debt securities, including debt securities convertible or exchangeable for preferred or common stock, and rights and warrants to purchase such stocks and securities that it considers to be consistent with an investment objective of capital growth. When appropriate, the Fund increases the quality of its investments to resist downward market movements.

EVERGREEN STOCK SELECTOR FUND

     The EVERGREEN STOCK SELECTOR FUND seeks maximum total return. The Fund strives to provide a total return greater than broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index by investing principally in a diversified portfolio of common stocks of companies that its investment advisor expects will experience growth in earnings and price including stocks of companies with large market capitalizations (i.e. over $5 billion), medium market capitalizations (i.e., between $1 billion and $5 billion) and small market capitalizations (i.e., under $1 billion). In addition, up to 20% of the Fund's total assets may be invested in preferred stocks, securities convertible into common stock, corporate bonds and notes, warrants (up to 5% of total assets), short-term obligations and foreign securities represented by sponsored and unsponsored American Depositary Receipts.

     Debt securities, which include both secured and unsecured obligations, will, at the time of investment, be rated within the three highest categories by Standard & Poor's Rating Services ("S&P") (AAA, AA and A), by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa and A), by Fitch IBCA, Inc. (AAA, AA and A), or if not rated or rated under a different system, will be of comparable quality to obligations so rated, as determined by the Fund's investment advisor.

Other Eligible Securities. Each Fund may invest, for temporary defensive purposes, up to 100% of their assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper notes, bank deposits and other financial obligations.

     EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STRATEGIC GROWTH FUND may invest in limited partnerships, including master limited partnerships. EVERGREEN OMEGA FUND, EVERGREEN SMALL COMPANY GROWTH FUND, EVERGREEN STRATEGIC GROWTH FUND and EVERGREEN STOCK SELECTOR FUND may invest in foreign securities: however, EVERGREEN OMEGA FUND and EVERGREEN SMALL COMPANY GROWTH FUND will not invest more than 25% of their assets in such securities.

     EVERGREEN OMEGA FUND may invest, for temporary defensive purposes, without limit in investment grade bonds or debentures rated by Moody's as Baa or better or by S&P as BBB or better or those having at least similar quality in the investment advisor's judgment. The Fund may also invest in non-convertible preferred stocks of companies considered creditworthy and able to sustain dividend payments and in short-term money market instruments maturing in one year or less.

     In addition to the investment policies detailed above, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security.

Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. Each Fund may invest in the securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair its ability to raise cash for redemptions or other purposes.

Restricted Securities. Each Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to the guidelines and procedures adopted by the Trust's Board of Trustees. The Board of Trustees monitors the investment advisor's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which a Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Options and Futures. The Funds may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk. The Funds do not use these transactions for speculation or leverage.

     The Funds may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also purchase call options on financial futures contracts. The Funds may write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, a Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during a Fund's anticipated holding period. A Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The Funds may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Funds may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case they would continue to bear market risk on the transaction.

     EVERGREEN STOCK SELECTOR FUND may neither purchase futures contracts or options where premiums and margin deposits exceed 5% of its total assets nor enter into futures contracts or options where its obligations would exceed 20% of its total assets.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds' use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds' attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contracts and any related options to react to market changes differently than the portfolio securities. In addition, a Fund's investment advisor could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if a Fund's investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although a Fund's investment advisor will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, a Fund may lose money on the futures contract or option, and the losses to a Fund could be significant.

Derivatives. Derivatives are financial contracts, such as those described above, whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     The Funds may invest in derivatives only if the expected risks and rewards are consistent with their objectives and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if a Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Investments in Small and Mid-Sized Companies. Investments in securities of little-known, relatively small or mid-sized and special situation companies may tend to be speculative and volatile. A lack of management depth in such companies could increase the risks associated with the loss of key personnel. Also, the material and financial resources of such companies may be limited, with the consequence that funds or external financing necessary for growth may be unavailable. Such companies may also be involved in the development or marketing of new products or services for which there are no established markets. If projected markets do not materialize or only regional markets develop, such companies may be adversely affected or may be subject to the consequences of local events. Moreover, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of companies in which the Funds may invest will frequently be traded only in the over-the-counter market or on regional stock exchanges and will often be closely held. Securities of this type may have limited liquidity and may be subject to wide price fluctuations. As a result of the risk factors described above, the net asset value of each Fund's shares can be expected to vary significantly. Accordingly, each Fund should not be considered suitable for investors who are unable or unwilling to assume the associated risks, nor should investment in the Funds be considered a balanced or complete investment program.

Foreign Investments. Foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the U.S. because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment advisors of EVERGREEN OMEGA FUND, EVERGREEN SMALL COMPANY GROWTH FUND, EVERGREEN STRATEGIC GROWTH FUND and EVERGREEN STOCK SELECTOR FUND before making any of these types of investments.

Foreign Currency Transactions. As discussed above, EVERGREEN OMEGA FUND, EVERGREEN SMALL COMPANY GROWTH FUND, EVERGREEN STRATEGIC GROWTH FUND and EVERGREEN STOCK SELECTOR FUND may invest in securities of foreign issuers. When the Funds invest in foreign securities, they usually will be denominated in foreign currencies, and the Funds temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates.

     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Funds will deliver or receive when the contract is completed) is fixed when the Funds enter into the contract. The Funds usually will enter into these contracts to stabilize the U.S. dollar value of a security they have agreed to buy or sell. The Funds intend to use these contracts to hedge the U.S. dollar value of a security they already own, particularly if the Funds expect a decrease in the value of the currency in which the foreign security is denominated. Although the Funds will attempt to benefit from using forward contracts, the success of their hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Funds' investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.

Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. Although the Funds do not currently intend to do so, they may also purchase and sell options related to foreign currencies. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. Each Fund is a diversified series of an open-end, management investment company called Evergreen Equity Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

SERVICE PROVIDERS

Investment Advisors. The investment advisor of EVERGREEN FUND and EVERGREEN MICRO CAP FUND is Evergreen Asset Management Corp. ("Evergreen Asset"), which is a wholly-owned subsidiary of First Union Corporation ("First Union"). Evergreen Asset, with its predecessors, has served as investment advisor to the Evergreen mutual funds since 1971.

     Evergreen Asset is entitled to receive from EVERGREEN FUND and EVERGREEN MICRO CAP FUND an annual fee equal to 1.00% of average daily net assets of each Fund on the first $750,000,000, plus 0.90% of average daily net assets on the next $250,000,000, plus 0.80% of average daily net assets on assets over $1,000,000,000.

     The Capital Management Group of First Union National Bank ("FUNB") serves as investment advisor to EVERGREEN AGGRESSIVE GROWTH FUND. FUNB is a subsidiary of First Union. FUNB is located at 201 South College Street, and First Union at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     FUNB receives an annual fee from EVERGREEN AGGRESSIVE GROWTH FUND equal to 0.60% of average daily net assets of the Fund.

     The investment advisor to each of EVERGREEN OMEGA FUND, EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STRATEGIC GROWTH FUND is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of FUNB.

     EVERGREEN OMEGA FUND pays Keystone a fee, calculated on an annual basis, equal to 0.75% of the first $250,000,000 of average daily net assets, plus 0.675% of the next $250,000,000 of average daily net assets, plus

0.60% of the next $500,000,000 of average daily net assets, plus 0.50% of amounts over $1,000,000,000 of average daily net assets, computed as of the close of business each business day and paid monthly.

     EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STRATEGIC GROWTH FUND each pay Keystone a fee, calculated on an annual basis, equal to 0.70% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.65% of the next $100,000,000, plus 0.60% of the next $100,000,000, plus
0.55% of the next $100,000,000, plus 0.50% of the next $100,000,000, plus
0.45% of the next $500,000,000, plus 0.40% of the next $500,000,000, plus
0.35% of amounts over $1,500,000,000, computed as of the close of business each business day and paid monthly.

     The investment advisor of EVERGREEN STOCK SELECTOR FUND is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of FUNB. Meridian's address is 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

     Meridian is entitled to receive an annual fee of 0.74% of average daily net assets of EVERGREEN STOCK SELECTOR FUND.

Portfolio Managers. The portfolio managers for EVERGREEN FUND are Stephen A. Lieber, Chairman and Co-Chief Executive of Evergreen Asset and Nola Maddox Falcone, C.F.A., President and Co-Chief Executive Officer of Evergreen Asset. Mr. Lieber is the founder of Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1971. Ms. Falcone joined Lieber & Company (see "Sub-adviser" below) as a Senior Portfolio Manager in 1974, and was a General Partner from January 1981 to June 1994.

     The portfolio manager for EVERGREEN AGGRESSIVE GROWTH FUND is Harold J. Ireland, Jr., a Vice President of FUNB who has been associated with FUNB since 1995. Prior to that, Mr. Ireland was at Palm Beach Capital Management, Inc. and served as portfolio manager of the Fund's predecessor, ABT Emerging Growth Fund, since 1985.

     The portfolio of EVERGREEN MICRO CAP FUND is managed by a committee, which includes Stephen A. Lieber and Edwin A. Miska, an analyst with Evergreen Asset and its predecessor since 1989, together with portfolio management and analytical personnel employed by Evergreen Asset or its affiliates.

     Maureen E. Cullinane has been EVERGREEN OMEGA FUND'S portfolio manager since 1989 and EVERGREEN STRATEGIC GROWTH FUND'S portfolio manager since 1985. Ms. Cullinane is a Keystone Senior Vice President and Senior Portfolio Manager and has more than 20 years of investment experience.

     The portfolio manager of EVERGREEN SMALL COMPANY GROWTH FUND is J. Gary Craven, who joined Keystone in November, 1996. Mr. Craven is currently a Keystone Senior Vice President, Chief Investment Officer and Group Leader for the small cap equity area. Prior to joining Keystone, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.

     The portfolio manager of EVERGREEN STOCK SELECTOR FUND is Joseph E. Stocke, CFA. Mr. Stocke joined Meridian in 1983 as an Assistant Investment Officer and since 1990 has been a Senior Investment Manager/Equities. Mr. Stocke managed the Special Equity Fund and Core Equity Fund (the predecessor of EVERGREEN STOCK SELECTOR FUND) of CoreFunds, Inc. from 1990 to July 1998.

Sub-adviser. Evergreen Asset has entered into sub-advisory agreements with Lieber & Company, an indirect wholly-owned subsidiary of First Union, which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolios of EVERGREEN FUND and EVERGREEN MICRO CAP FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber & Company.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to EVERGREEN AGGRESSIVE GROWTH FUND and EVERGREEN STOCK SELECTOR FUND. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule.

             ADMINISTRATION FEE
             ------------------
                   0.050%           on the first $7 billion
                   0.035%           on the next $3 billion
                   0.030%           on the next $5 billion
                   0.020%           on the next $10 billion
                   0.015%           on the next $5 billion
                   0.010%           on assets in excess of $30 billion

DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. Each Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of a Fund's average daily net assets attributable to the class, as follows:

             Class A shares  0.75% (currently limited to 0.25%)
             Class B shares  1.00%
             Class C shares  1.00%

     Of the amount that each class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or services fee during any fiscal period in excess of the amounts set forth above. Amounts paid under the Plans are used to compensate the Funds' distributor pursuant to the Distribution Agreements entered into by each Fund.

     The Plans are in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.

Distribution Agreements. Each Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, each Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of a Fund's average daily net assets attributable to the class, as follows:

             Class A shares  0.25%
             Class B shares  1.00%
             Class C shares  1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from each Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of a Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Distribution Agreements to secure such financings), (2) to otherwise promote the sale of shares of a Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to a Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.

     In the event a Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.


-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     You may purchase shares of any Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus. (See "General Information--Other Classes of Shares.")

     Class A Shares--Front-End Sales Charge Alternative. You may purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                        As a % of the Net As a % of the      Commission to Dealer/Agent
   Amount of Purchase    Amount Invested  Offering Price      as a % of Offering Price
 ------------------------------------------------------------------------------------------
   Less than
    $50,000                   4.99%            4.75%                    4.25%
 ------------------------------------------------------------------------------------------
   $50,000--
    $99,999                   4.71%            4.50%                    4.25%
 ------------------------------------------------------------------------------------------
   $100,000--
    $249,999                  3.90%            3.75%                    3.25%
 ------------------------------------------------------------------------------------------
   $250,000--
    $499,999                  2.56%            2.50%                    2.00%
 ------------------------------------------------------------------------------------------
   $500,000--
    $999,999                  2.04%            2.00%                    1.75%
 ------------------------------------------------------------------------------------------
   $1,000,000                 None             None      1.00% of the amount invested up to
    or more                                              $2,999,999; .50% of the amount
                                                         invested over $2,999,999, up to
                                                         $4,999,999; and .25% of the excess
                                                         over $4,999,999

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC; and (h) all qualified plan customers holding Evergreen Class Y shares in connection with a rollover into an individual retirement account. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

     Class A shares may also be purchased at net asset value by corporate or certain other qualified retirement plans or a non-qualified deferred compensation plan, or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet certain required minimum number of eligible employees or required amount of assets. Additional information concerning the waiver of sales charges is set forth in the SAI.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of a Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a service fee equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letters of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the application for additional information concerning these reduced sales charges.

Class B Shares--Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                        CDSC
REDEMPTION TIMING                                                      IMPOSED
-----------------                                                      -------
Month of purchase and the first twelve-month period following the month of purchase....................................................  5.00%
Second twelve-month period following the month of purchase............  4.00%
Third twelve-month period following the month of purchase.............  3.00%
Fourth twelve-month period following the month of purchase............  3.00%
Fifth twelve-month period following the month of purchase.............  2.00%
Sixth twelve-month period following the month of purchase.............  1.00%
No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. A Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares--Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. A Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares--Front-End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a service fee equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Service fees will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares with respect to which a Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

     No CDSC is imposed on a redemption of shares of a Fund in the event of:
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     Each Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of a Fund, Keystone, FUNB, Meridian, Evergreen Asset, EDI and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.

How the Funds Value Their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in a Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value.

General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the U.S. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment advisor, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment advisor over and above the usual trail commissions or shareholder servicing payments applicable to a given class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or its investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. A Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to a Fund, c/o ESC: the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Funds and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate section on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. A Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90-day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same class in other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. If the shares being tendered for exchange are still subject to a CDSC or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone and Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares;" however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds and other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares--Front-End Sales Charge Alternative." Evergreen Asset, Keystone, Meridian or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in a fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by its customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Funds' shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Funds would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to distribute its investment company taxable income annually and net capital realized gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by a Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that a Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.

     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

     A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of a Fund who are subject to U.S. federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund. See the SAI for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Funds' transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

     A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

     Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. A Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of a Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in a Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Turnover and Brokerage. The estimated annual portfolio turnover rate for the EVERGREEN FUND and EVERGREEN STOCK SELECTOR FUND is not expected to exceed 100%. The estimated annual portfolio turnover rate for EVERGREEN MICRO CAP FUND, EVERGREEN AGGRESSIVE GROWTH FUND, EVERGREEN OMEGA FUND, EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STRATEGIC GROWTH FUND is not expected to exceed 200%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. It is contemplated that Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for EVERGREEN FUND and EVERGREEN MICRO CAP FUND effected on those exchanges. See the SAI for further information regarding the practices of the Funds affecting portfolio turnover and brokerage allocation practices.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y (except for EVERGREEN STRATEGIC GROWTH FUND which offers three classes of shares, Class A, Class B and Class C), and may in the future offer additional classes. Class Y shares are not offered by this prospectus and are only available to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset,
(2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, Meridian or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.

Performance Information. From time to time, a Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B, Class C and Class Y shares. A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Performance data may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest 12-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Additional Information. This prospectus and the SAI, which has been incorporated by reference therein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

INVESTMENT ADVISORS
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
  Evergreen Fund, Evergreen Micro Cap Fund

Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
  Evergreen Aggressive Growth Fund

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

  Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund

Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania
19355
  Evergreen Stock Selector Fund

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York
10036
  Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Aggressive Growth Fund, Evergreen Stock Selector Fund

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
  Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund


DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

60433                                                                  536114RV3

-------------------------------------------------------------------------------

PROSPECTUS                      February 1, 1998 as amended August 3, 1998
-------------------------------------------------------------------------------


EVERGREEN DOMESTIC GROWTH FUNDS                            [LOGO OF EVERGREEN
                                                         FUNDS(SM) APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN FUND
EVERGREEN MICRO CAP FUND
EVERGREEN AGGRESSIVE GROWTH FUND
EVERGREEN OMEGA FUND
EVERGREEN SMALL COMPANY GROWTH FUND
EVERGREEN STOCK SELECTOR FUND (EACH A "FUND;" TOGETHER, THE "FUNDS")

CLASS Y SHARES

     The Funds are designed to provide investors with a selection of investment alternatives which seek to provide capital growth and diversification. This prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is a diversified series of an open-end, management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated February 1, 1998, as amended August 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR OBLIGATION OF ANY BANK, IS NOT ENDORSED OR GUARANTEED BY ANY BANK, AND IS NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS

EXPENSE INFORMATION........................................................    3
FINANCIAL HIGHLIGHTS.......................................................    5
DESCRIPTION OF THE FUNDS...................................................   10
   Investment Objectives and Policies......................................   10
   Investment Practices and Restrictions...................................   12
ORGANIZATION AND SERVICE PROVIDERS.........................................   15
   Organization............................................................   15
   Service Providers.......................................................   16

PURCHASE AND REDEMPTION OF SHARES..........................................   18
   How to Buy Shares.......................................................   18
   How to Redeem Shares....................................................   18
   Exchange Privilege......................................................   19
   Shareholder Services....................................................   20
   Banking Laws............................................................   21
OTHER INFORMATION..........................................................   21
   Dividends, Distributions and Taxes......................................   21
   General Information.....................................................   22

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The tables and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

              SHAREHOLDER TRANSACTION EXPENSES
              Sales Charge Imposed on Purchases....... None
              Sales Charge Imposed on Dividend
               Reinvestments.......................... None
              Contingent Deferred Sales Charge........ None

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management and other fees. The tables below show for each of EVERGREEN FUND, EVERGREEN MICRO CAP FUND, EVERGREEN AGGRESSIVE GROWTH FUND and EVERGREEN OMEGA FUND actual annual operating expenses for the fiscal period ended September 30, 1997 and for EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STOCK SELECTOR FUND annual operating expenses have been estimated for the fiscal period ending September 30, 1998. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that a Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. A FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by a Fund see "Organization and Service Providers."

EVERGREEN FUND


                 ANNUAL OPERATING
                     EXPENSES                                   EXAMPLE
                 ----------------                               -------
Management Fees        0.92%                    After 1 Year     $ 12
Other Expenses         0.23%                    After 3 Years    $ 37
                       ----                     After 5 Years    $ 63
Total                  1.15%                    After 10 Years   $140
                       ====

EVERGREEN MICRO CAP FUND

                 ANNUAL OPERATING
                     EXPENSES                                   EXAMPLE
                 ----------------                               -------
Management Fees        1.00%                    After 1 Year     $ 16
Other Expenses         0.59%                    After 3 Years    $ 50
                       ----                     After 5 Years    $ 87
Total                  1.59%                    After 10 Years   $189
                       ====

EVERGREEN AGGRESSIVE GROWTH FUND

                 ANNUAL OPERATING
                     EXPENSES                                   EXAMPLE
                 ----------------                               -------
Management Fees        0.64%                    After 1 Year     $ 10
Other Expenses         0.37%                    After 3 Years    $ 32
                       ----                     After 5 Years    $ 56
Total                  1.01%                    After 10 Years   $124
                       ====

EVERGREEN OMEGA FUND

                 ANNUAL OPERATING
                     EXPENSES                                   EXAMPLE
                 ----------------                               -------
Management Fees        0.74%                    After 1 Year     $ 13
Other Expenses         0.50%                    After 3 Years    $ 39
                       ----                     After 5 Years    $ 68
Total                  1.24%                    After 10 Years   $150
                       ====

EVERGREEN SMALL COMPANY GROWTH FUND

                 ANNUAL OPERATING
                     EXPENSES                                EXAMPLE
                 ----------------                            -------
Management Fees        0.48%                    After 1 Year   $ 8
Other Expenses         0.29%                    After 3 Years  $25
                       ----
Total                  0.77%
                       ====

EVERGREEN STOCK SELECTOR FUND

                 ANNUAL OPERATING
                     EXPENSES                                 EXAMPLE
                 ----------------                             -------
Management Fees                                 After 1 Year   $ 9
 (After Waiver)(1)     0.65%                    After 3 Years  $30
Other Expenses         0.28%
                       ----
Total(1)               0.93%
                       ====

-------

(1) The management fee has been reduced from 0.74% to reflect the voluntary waiver by the investment advisor. This voluntary waiver can be terminated at any time. The investment advisor has undertaken to limit the Fund's Total Annual Operating Expenses for a period of at least two years from the date of this prospectus to 1.02% of Class Y shares' average daily net assets. Absent the management fee waiver and the limitation on Total Annual Operating Expenses, such estimated expenses for the fiscal period ending September 30, 1998 will be 1.02% of Class Y shares' average daily net assets.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The tables on the following pages present, for each Fund, (except EVERGREEN SMALL COMPANY GROWTH FUND) financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of the Fund, if shorter, for EVERGREEN FUND has been audited by PricewaterhouseCoopers LLP, the Fund's independent auditors. The information in the tables for EVERGREEN MICRO CAP FUND for the fiscal years ended September 30, 1997 and 1996 has been audited by PricewaterhouseCoopers LLP, the Fund's current independent auditors. The information in the tables for the Fund's fiscal year ended September 30, 1995, for the four months ended September 30, 1994 and each of the years in the seven-year period ended May 31, 1994 was audited by the Fund's prior independent auditors. The information in the tables for EVERGREEN AGGRESSIVE GROWTH FUND for the fiscal periods ended September 30, 1997 through 1995 has been audited by PricewaterhouseCoopers LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN OMEGA FUND for the period from January 13, 1997 (date of initial public offering) to September 30, 1997 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN STOCK SELECTOR FUND (formerly Core Equity Fund, a portfolio of CoreFunds, Inc., and reorganized into EVERGREEN STOCK SELECTOR FUND in July 1998) for the fiscal periods ended June 30, 1997 and 1996 has been audited by Ernst & Young LLP, independent auditors. The information in the tables for each of the periods in the six-year period ended October 31, 1995 was audited by the Fund's prior independent auditors. Class Y shares of Evergreen SMALL COMPANY GROWTH FUND were not offered until January 23, 1998. Therefore, no financial highlights are currently available. A report of PricewaterhouseCoopers, LLP, KPMG Peat Marwick LLP or Ernst & Young LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the SAI.

     Further information about each Fund's performance is contained in the Fund's Annual Report to shareholders, which may be obtained without charge.

EVERGREEN FUND -- CLASS Y SHARES

                         SIX MONTHS
                            ENDED
                          MARCH 31,                          YEAR ENDED SEPTEMBER 30,
                            1998#    ---------------------------------------------------------------------------------
                         (UNAUDITED)  1997#    1996     1995    1994    1993    1992    1991    1990     1989   1988*
                         ----------- -------  -------  ------  ------  ------  ------  ------  -------  ------  ------
PER SHARE DATA:
Net asset value
 beginning of year......    $23.07    $17.71   $15.59  $14.62  $14.46  $13.10  $13.32   $9.66   $14.01  $12.47  $15.12
                           -------   -------  -------  ------  ------  ------  ------  ------  -------  ------  ------
Income from investment
 operations
Net investment income...      0.05      0.16     0.24    0.10    0.07    0.09    0.09    0.17     0.24    0.32    0.21
Net realized and
 unrealized gain (loss)
 on investments.........      2.76      5.73     2.55    3.10    0.79    1.96    0.55    3.93    (3.62)   1.99   (1.05)
                           -------   -------  -------  ------  ------  ------  ------  ------  -------  ------  ------
Total from investment
 operations.............      2.81      5.89     2.79    3.20    0.86    2.05    0.64    4.10    (3.38)   2.31   (0.84)
                           -------   -------  -------  ------  ------  ------  ------  ------  -------  ------  ------
Less distributions from
Net investment income...    (0.14)     (0.12)   (0.09)  (0.07)  (0.09)  (0.07)  (0.17)  (0.18)   (0.36)  (0.21)  (0.25)
Net realized gain on
 investments............     (0.50)    (0.41)   (0.58)  (2.16)  (0.61)  (0.62)  (0.69)  (0.26)   (0.61)  (0.56)  (1.56)
                           -------   -------  -------  ------  ------  ------  ------  ------  -------  ------  ------
Total distributions.....     (0.64)    (0.53)   (0.67)  (2.23)  (0.70)  (0.69)  (0.86)  (0.44)   (0.97)  (0.77)  (1.81)
                           -------   -------  -------  ------  ------  ------  ------  ------  -------  ------  ------
Net asset value end of
 year...................   $ 25.24    $23.07   $17.71  $15.59  $14.62  $14.46  $13.10  $13.32    $9.66  $14.01  $12.47
                           =======   =======  =======  ======  ======  ======  ======  ======  =======  ======  ======
TOTAL RETURN............    12.54%    34.08%   18.43%  26.79%   6.16%  15.83%   5.19%  43.74%  (25.38%) 19.99%  (1.87%)
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
Total expenses..........     1.18%+    1.15%    1.15%   1.16%   1.13%   1.11%   1.13%   1.15%    1.15%   1.11%   1.03%
Total expenses,
 excluding indirectly
 paid expenses..........     1.18%+    1.15%      N/A     N/A     N/A     N/A     N/A     N/A      N/A     N/A     N/A
Interest expense........       N/A       N/A      N/A   0.06%   0.09%   0.01%   0.56%   1.45%    1.83%   2.46%   1.70%
Net investment income...     0.48%     0.80%    0.93%   0.53%   0.40%   0.60%     32%     35%      39%     40%     42%
Portfolio turnover
 rate...................        4%       12%      15%     19%     19%     21%     N/A     N/A      N/A     N/A     N/A
Average commission rate
 paid per share.........   $0.0571   $0.0577  $0.0603     N/A     N/A     N/A
Net assets end of year
 (millions).............    $1,258    $1,104     $841    $612    $526    $657    $772    $755     $525    $867    $751

-------

# Net investment income is based on average shares outstanding during the period.

+ Annualized.
* Net of expense limitation in fiscal year 1988.

EVERGREEN AGGRESSIVE GROWTH FUND -- CLASS Y SHARES

                                      SIX MONTHS
                                         ENDED
                                       MARCH 31,   YEAR ENDED SEPTEMBER 30,
                                         1998#     ----------------------------
                                      (UNAUDITED)   1997#      1996     1995*
                                      -----------  --------  --------  --------
PER SHARE DATA:
Net asset value beginning of year...     $23.57    $  21.09  $  17.38  $ 15.79
                                        -------    --------  --------  -------
Income from investment operations
 Net investment loss................      (0.09)      (0.17)    (0.06)   (0.01)
 Net realized and unrealized gain on
  investments.......................       0.67        2.65      4.41     1.60
                                        -------    --------  --------  -------
  Total from investment operations..       0.58        2.48      4.35     1.59
                                        -------    --------  --------  -------
Less distributions from
 Net realized gain on investments...      (0.85)          0     (0.64)       0
                                        -------    --------  --------  -------
  Total distributions...............      (0.85)          0     (0.64)       0
                                        -------    --------  --------  -------
Net asset value end of year.........     $23.30    $  23.57  $  21.09  $ 17.38
                                        =======    ========  ========  =======
TOTAL RETURN........................       2.68%     11.76%    25.84%   10.07%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses.....................       1.01%+     1.01%     0.97%    1.08%+
 Total expenses, excluding
  indirectly paid expenses..........       1.01%+     1.00%       N/A      N/A
 Net investment loss................      (0.86%)+    (.78%)   (0.60%)  (0.71%)+
Portfolio turnover rate.............         28%        56%       33%      31%
Average commission rate paid per
 share..............................    $0.0598     $0.0531   $0.0582      N/A
Net assets end of year (thousands)..    $32,043     $44,384   $25,918  $ 1,889

-------

# Net investment income is based on average shares outstanding during the period.

+ Annualized.

* For the period from July 11, 1995 (commencement of class operations) to September 30, 1995.

EVERGREEN MICRO CAP FUND -- CLASS Y SHARES

                     SIX MONTHS
                        ENDED
                      MARCH 31,     YEAR ENDED SEPTEMBER 30,
                        1998#    ----------------------------------
                     (UNAUDITED)  1997#    1996     1995     1994*
                     ----------- -------  -------  -------  -------
PER SHARE DATA:
Net asset value
 beginning of
 year.............     $ 26.83    $17.35   $18.42   $21.74   $21.20
                       -------   -------  -------  -------  -------
Income from
 investment
 operations
 Net investment
  income (loss)...       (0.11)    (0.09)   (0.08)   (0.23)   (0.05)
 Net realized and
  unrealized gain
  (loss) on
  investments.....        2.48      9.57    (0.43)    0.59     0.59
                       -------   -------  -------  -------  -------
  Total from
   investment
   operations.....        2.37      9.48    (0.51)    0.36     0.54
                       -------   -------  -------  -------  -------
Less distributions
 from:
 Net investment
  income..........           0         0        0        0        0
 Net realized gain
  on investments..       (1.39)        0    (0.56)   (3.68)       0
                       -------   -------  -------  -------  -------
  Total
   distributions..       (1.39)        0    (0.56)   (3.68)       0
                       -------   -------  -------  -------  -------
Net asset value
 end of year......     $ 27.81    $26.83   $17.35   $18.42   $21.74
                       =======   =======  =======  =======  =======
TOTAL RETURN......        9.18%   54.64%   (2.73%)   4.76%    2.55%
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses...        1.54%+   1.59%    1.55%    1.36%    1.37%+
 Interest
  expense.........        0.06%+   0.02%    0.02%      N/A      N/A
 Total expenses,
  excluding
  indirectly paid
  expenses........        1.53%+   1.58%      N/A      N/A      N/A
 Total expenses,
  excluding fee
  waivers &
  expense
  reimbursements..         N/A       N/A    1.60%      N/A      N/A
 Net investment
  income (loss)...      (0.80%)+  (0.45%)  (0.38%)  (0.87%)  (0.70%)+
Portfolio turnover
 rate.............         24%       59%     160%      84%      36%
Average commission
 rate paid per
 share............     $0.0523   $0.0543  $0.0465      N/A      N/A
Net assets end of
 year
 (thousands)......     $54,721   $50,732  $39,622  $64,721  $99,340
                                       YEAR ENDED MAY 31,
                     --------------------------------------------------------------
                      1994     1993     1992     1991     1990     1989#    1988
                     -------- -------- -------- -------- -------- -------- --------
PER SHARE DATA:
Net asset value
 beginning of
 year.............    $20.87   $21.02   $18.81   $17.69   $21.02   $16.82   $18.55
                     -------- -------- -------- -------- -------- -------- --------
Income from
 investment
 operations
 Net investment
  income (loss)...     (0.07)   (0.03)    0.02     0.56     0.45     0.16        0
 Net realized and
  unrealized gain
  (loss) on
  investments.....      1.67     1.57     3.33     1.67     0.25     4.37    (0.78)
                     -------- -------- -------- -------- -------- -------- --------
  Total from
   investment
   operations.....      1.60     1.54     3.35     2.23     0.70     4.53    (0.78)
                     -------- -------- -------- -------- -------- -------- --------
Less distributions
 from:
 Net investment
  income..........         0        0    (0.14)   (0.53)   (0.36)   (0.05)       0
 Net realized gain
  on investments..     (1.27)   (1.69)   (1.00)   (0.58)   (3.67)   (0.28)   (0.95)
                     -------- -------- -------- -------- -------- -------- --------
  Total
   distributions..     (1.27)   (1.69)   (1.14)   (1.11)   (4.03)   (0.33)   (0.95)
                     -------- -------- -------- -------- -------- -------- --------
Net asset value
 end of year......    $21.20   $20.87   $21.02   $18.81   $17.69   $21.02   $16.82
                     ======== ======== ======== ======== ======== ======== ========
TOTAL RETURN......     7.64%    7.47%   18.33%   14.42%    4.20%   27.35%   (4.01%)
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Total expenses...     1.26%    1.24%    1.25%    1.32%    1.33%    1.30%    1.47%
 Interest
  expense.........       N/A      N/A      N/A      N/A      N/A      N/A      N/A
 Total expenses,
  excluding
  indirectly paid
  expenses........       N/A      N/A      N/A      N/A      N/A      N/A      N/A
 Total expenses,
  excluding fee
  waivers &
  expense
  reimbursements..       N/A      N/A      N/A      N/A      N/A      N/A      N/A
 Net investment
  income (loss)...    (0.33%)  (0.07%)   0.22%    3.32%    2.25%    0.86%    0.01%
Portfolio turnover
 rate.............       89%      29%      55%      59%      46%      45%      47%
Average commission
 rate paid per
 share............       N/A      N/A      N/A      N/A      N/A      N/A      N/A
Net assets end of
 year
 (thousands)......   $96,357  $80,605  $62,172  $45,687  $37,838  $37,292  $23,007

-------

# Net investment income is based on average shares outstanding during the period.

* For the four months ended September 30, 1994. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1994.

+ Annualized.

EVERGREEN OMEGA FUND -- CLASS Y SHARES

                                                SIX MONTHS
                                                   ENDED
                                                 MARCH 31,
                                                   1998#        PERIOD ENDED
                                                (UNAUDITED) SEPTEMBER 30, 1997#*
                                                ----------- --------------------
PER SHARE DATA:
Net asset value beginning of period...........     $22.68          $19.98
                                                  -------         -------
Income from investment operations
 Net investment loss..........................      (0.02)          (0.01)
 Net realized and unrealized gain on
  investments.................................       3.44            3.56
                                                  -------         -------
 Total from investment operations.............       3.42            3.55
                                                  -------
Less distributions from
 Net realized gain on investments.............      (2.13)          (0.85)
                                                  -------         -------
 Total distributions..........................      (2.13)          (0.85)
                                                  -------         -------
Net asset value end of period.................     $23.97          $22.68
                                                  =======         =======
TOTAL RETURN..................................     16.47%          18.60%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets
 Total expenses...............................      1.07%+          1.24%+
 Total expenses, excluding indirectly paid
  expenses....................................      1.07%+          1.24%+
 Net investment income (loss).................     (0.17%)+        (0.21%)+
Portfolio turnover rate.......................       108%             76%
Average commission rate paid per share........    $0.0587         $0.0580
Net assets end of period (thousands)..........         $6              $5

-------

# Net investment income is based on average shares outstanding during the period.

* For the period from January 13, 1997 (commencement of class operations) to September 30, 1997.

+  Annualized.

EVERGREEN SMALL COMPANY GROWTH FUND -- CLASS Y SHARES

                                                                  PERIOD ENDED
                                                                MARCH 31, 1998#*
                                                                  (UNAUDITED)
                                                                ----------------
PER SHARE DATA:
Net asset value beginning of period...........................        $7.73
                                                                    -------
Income from investment operations
 Net investment income........................................            0
 Net realized and unrealized gain on investments and foreign
  currency related transactions...............................         1.04
                                                                    -------
 Total from investment operations.............................         1.04
                                                                    -------
Net asset value end of period.................................        $8.77
                                                                    =======
TOTAL RETURN..................................................       13.45%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Total expenses...............................................        0.82%**
 Total expenses, excluding indirectly paid expenses...........        0.82%**
 Net investment loss..........................................       (0.15%)**
Portfolio turnover rate.......................................          41%
Average commission rate paid per share........................      $0.0507
Net assets end of period (millions)...........................           $1

-------

# Net investment income is based on average shares outstanding during the period.

** Annualized.

* For the period from January 26, 1998 (commencement of class operations) to March 31, 1998.

EVERGREEN STOCK SELECTOR FUND -- CLASS Y*(3)

                                          YEAR ENDED
                           SIX MONTHS      JUNE 30,                       YEAR ENDED OCTOBER 31,
                             ENDED     ------------------  ---------------------------------------------------------
                          DECEMBER 31,                     INSTITUTIONAL  PRIOR
                              1997                             CLASS      CLASS
                          (UNAUDITED)    1997      1996        1995       1994     1993     1992     1991    1990(1)
                          ------------ --------  --------  ------------- -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....      $21.11     $17.26    $17.07      $15.00     $15.39   $13.93   $13.08    $8.95  $10.00
 Net Investment Income..          --       0.12      0.14        0.19       0.11     0.14     0.19     0.26    0.14
 Realized and Unrealized
  Net Gains (Losses) on
  Securities............        2.41       5.32      1.49        2.87       0.22     1.89     1.02     4.13   (1.05)
 Distributions from Net
  Investment Income.....          --      (0.12)    (0.14)      (0.19)     (0.11)   (0.14)   (0.19)   (0.26)  (0.14)
 Distributions from
  Capital Gains.........       (2.92)     (1.47)    (1.30)      (0.80)     (0.61)   (0.43)   (0.17)      --      --
Net Asset Value, End of
 Period.................      $20.60     $21.11    $17.26      $17.07     $15.00   $15.39   $13.93   $13.08   $8.95
                            ========   ========  ========    ========    =======  =======  =======  =======  ======
TOTAL RETURN(2).........      11.87%     33.10%    19.24%      22.00%      2.21%   14.90%    9.27%   49.37%  (9.22%)
Net Assets, End of
 Period (000 omitted)...    $557,593   $515,015  $414,824    $378,352    $50,128  $45,677  $28,103  $12,830  $5,982
Ratio of Expenses to
 Average Net Assets.....       0.99%      0.98%     0.97%       1.05%      1.49%    1.20%    0.92%    0.54%   0.65%
Ratio of Net Income to
 Average Net Assets.....       0.21%      0.63%     1.15%       1.44%      0.75%    0.94%    1.47%    2.30%   2.29%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....       1.05%      1.03%     1.01%       1.10%      1.51%    1.41%    1.23%    1.48%   1.59%
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....       0.15%      0.58%     1.11%       1.44%      0.73%    0.73%    1.17%    1.36%   1.35%
Portfolio Turnover
 Rate**.................         23%        79%      114%        119%        35%      24%      39%      68%     43%
Average Commission Rate
 Paid(4)................     $0.0658    $0.0512   $0.0636         n/a        n/a      n/a      n/a      n/a     n/a

-------

 * On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratios of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation. Also, on April 15, 1996, the assets of the Conestoga Equity Fund were acquired by CoreFunds. At that time the Institutional Class Shares of the Fund were exchanged for Class Y Shares.
** For the period ended June 30, 1996, transactions relating to the merger were excluded from the calculation of the Portfolio Turnover Rate.
(1) Commenced operations February 28, 1990. Unless otherwise noted, all ratios for the period have been annualized.
(2) Total return for the period ended June 30, 1996 is for an eight-month period.

(3) The per share amounts for the period ended June 30, 1996, represents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.
(4) Presentation of the rate is only required for fiscal periods beginning after September 1, 1995.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objective is nonfundamental; as a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objective will be achieved.

EVERGREEN FUND

     The EVERGREEN FUND seeks to achieve its investment objective of capital appreciation principally through investments in common stock and securities convertible into or exchangeable for common stock of companies which are little-known, relatively small or represent special situations which, in the opinion of the Fund's investment advisor, offer potential for capital appreciation. A "little-known" company means one whose business is limited to a regional market or whose securities are closely held with only a small proportion traded publicly. A "relatively small" company means one which has a small share of the market for its products or services in comparison with other companies in its field, or which provides goods or services for a limited market. A "special situation" company is one which offers potential for capital appreciation because of a recent or anticipated change in structure, management, products or services. In addition to the securities described above, the EVERGREEN FUND may invest in securities of relatively well-known and large companies with potential for capital appreciation. Investments may also be made to a limited degree in non-convertible debt securities and preferred stocks which offer an opportunity for capital appreciation. Short-term investments may also be made if the Fund's investment advisor believes that such action will benefit the Fund.

EVERGREEN MICRO CAP FUND

     The investment objective of EVERGREEN MICRO CAP FUND is to achieve capital appreciation; income is not a factor in the selection of portfolio securities. The Fund seeks to achieve its objective principally through investments in common stock of companies for which there is a relatively limited trading market. A relatively limited trading market is one in which only small amounts of stock are available at any given time generally through five or fewer market makers. The securities of such companies are often traded only over-the-counter or on a regional securities exchange, rarely on a national securities exchange, and may not trade every day or in the volume typical of trading on a national securities exchange.

     Investments by the Fund are made with a view toward taking advantage of market inefficiencies affecting the price of a company's securities or by exploiting the investment opportunities which may be inherent in companies offering new or unique products or services. Market inefficiency can result from a company being too small to be covered by most industry analysts, thereby resulting in a limited dissemination of information about the company or its industry. The companies in which the Fund may invest are small, but have at least $1,000,000 and generally no more than $150,000,000 of market capitalization. The Fund may also invest in little-known or unpopular companies which may not be widely recommended for purchase by industry analysts due to some situation unique to the company or its industry. There are no restrictions as to types of businesses or industries in which the Fund may invest. The Fund's investment advisor believes that its investment research programs will uncover a variety of relatively unexploited investment opportunities.

     The Fund's investment advisor will attempt to screen the universe of companies falling within the capitalization range described above and invest primarily in what it believes to be the 100 best based on certain qualitative and quantitative criteria. Such companies may include those with the highest return on equity and consistent earnings growth. The criteria will be reviewed and evaluated on an ongoing basis by the Fund's investment advisor. In addition, the Fund will invest in other companies which do not meet the screening criteria. These will include companies which offer unique products or services or operate in industries or sectors that have, in the opinion of the Fund's investment advisor, significant growth prospects. In selecting investment opportunities for the Fund, the Fund's investment advisor will use certain proprietary computer screening techniques and the extensive library facilities of Lieber & Company, the Fund's sub-adviser.

     While the focus of EVERGREEN MICRO CAP FUND is on long-term capital appreciation, investments may on occasion be made with the expectation of short-term capital appreciation. Securities held for a short time period may be sold if the investment objective for such securities has been achieved or if other circumstances warrant.

EVERGREEN AGGRESSIVE GROWTH FUND

     The EVERGREEN AGGRESSIVE GROWTH FUND'S investment objective is to achieve long-term capital appreciation by investing primarily in common stocks of emerging growth companies and larger, more well established companies, all of which are viewed by the Fund's investment advisor as having above-average appreciation potential. Under normal circumstances, the Fund intends to invest at least 65% of its net assets in common stocks or securities convertible into common stocks. The Fund's investment advisor considers an emerging growth company to be one which is still in the developmental stage, yet has demonstrated, or is expected to achieve, growth of earnings over various major business cycles. Important qualities of any emerging growth company include sound management and a good product with growing market opportunities. To the extent that its assets are not invested in common stocks or securities convertible into common stocks, the Fund also may invest its assets in, or enter into repurchase agreements with banks or broker-dealers with respect to, investment grade corporate bonds, United States ("U.S.") government securities, commercial paper and certificates of deposit of domestic banks.

     Consistent with its investment objective, the Fund also may invest in equity securities of seasoned, established companies which its investment advisor believes have above-average appreciation potential similar to that of companies in the developmental stage. This may be due, for example, to management change, new technology, new product or service developments, changes in demand, or other factors. Investments in stocks of emerging growth companies may involve special risks.

EVERGREEN OMEGA FUND

     The investment objective of EVERGREEN OMEGA FUND is to seek maximum capital growth by investing in a varied portfolio consisting primarily of common stocks and securities convertible into common stocks. The Fund pursues its objective by employing techniques of the fully managed-investment concept, meaning that the Fund's investment advisor will continuously review both individual securities and relevant general conditions. Whenever, in the opinion of the Fund's investment advisor, a security no longer seems to have the required characteristics, an anticipated level of performance has been achieved, or other securities present relatively greater opportunities for realizing the Fund's objective, appropriate changes will be made in the Fund's portfolio. The Fund's equity position will be changed as the investment advisor changes its evaluation of trends in general securities price levels. Portfolio turnover rate will not be considered a limiting factor in the execution of investment decisions.

EVERGREEN SMALL COMPANY GROWTH FUND

     EVERGREEN SMALL COMPANY GROWTH FUND seeks long-term growth of capital.

     The Fund invests at least 65% of its total assets in equity securities of companies with small market capitalizations. For this purpose, companies with small market capitalizations are generally those with market capitalizations of less than $1 billion ("small cap") at the time of the Fund's investment. Companies whose capitalization falls outside this range after the purchase continue to be considered small cap for this purpose.

     While the Fund focuses on small cap stocks, it may also invest in other types of securities without regard to the market capitalization of the issuer and which may be listed on national exchanges or traded over-the-counter, including other common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks. While income is not an objective, securities appearing to offer attractive possibilities for future growth of income may be included in the portfolio whenever it seems possible to do so without conflicting with the Fund's objective of capital growth.

EVERGREEN STOCK SELECTOR FUND

     The EVERGREEN STOCK SELECTOR FUND seeks maximum total return. The Fund strives to provide a total return greater than broad stock market indices such as the Standard & Poor's 500 Composite Stock Index by investing principally in a diversified portfolio of common stocks of companies that its investment advisor expects will experience growth in earnings and price including stocks of companies with large market capitalizations (i.e., over $5 billion), medium market capitalizations (i.e., between $1 billion and $5 billion) and small market capitalizations (i.e., under $1 billion). In addition, up to 20% of the Fund's total assets may be invested in preferred stocks, securities convertible into common stock, corporate bonds and notes, warrants (up to 5% of total assets), short-term obligations and foreign securities represented by sponsored and unsponsored American Depositary Receipts.

     Debt securities which include both secured and unsecured obligations, will, at the time of investment, be rated within the three highest categories by Standard & Poor's Rating Services ("S&P") (AAA, AA and A), by Moody's Investors Service, Inc., ("Moody's") (Aaa, Aa and A), by Fitch IBCA, Inc. (AAA, AA and A), or if not rated or rated under a different system, will be of comparable quality to obligations so rated, as determined by the Fund's investment advisor.

Other Eligible Securities. Each Fund may invest, for temporary defensive purposes, up to 100% of their assets in short-term obligations. Such obligations may include U.S. government securities, master demand notes, commercial paper notes, bank deposits and other financial obligations.

     EVERGREEN SMALL COMPANY GROWTH FUND may invest in limited partnerships, including master limited partnerships. EVERGREEN OMEGA FUND, EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STOCK SELECTOR FUND may invest in foreign securities: however, EVERGREEN OMEGA FUND and EVERGREEN SMALL COMPANY GROWTH FUND will not invest more than 25% of their assets in such securities.

     EVERGREEN OMEGA FUND may invest, for temporary defensive purposes, without limit in investment grade bonds or debentures rated by Moody's as Baa or better or by S&P as BBB or better or those having at least similar quality in the investment adviser's judgment. The Fund may also invest in non-convertible preferred stocks of companies considered creditworthy and able to sustain dividend payments and in short-term money market instruments maturing in one year or less.

     In addition to the investment policies detailed above, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions."

INVESTMENT PRACTICES AND RESTRICTIONS

Repurchase Agreements. The Funds may invest in repurchase agreements. A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker-dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. A Fund's investment advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Securities Lending. To generate income and offset expenses, each Fund may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 33 1/3% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, a Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. Each Fund may invest in the securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair its ability to raise cash for redemptions or other purposes.

Restricted Securities. Each Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. The Board of Trustees monitors the investment advisor's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which a Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Options and Futures. The Funds may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk. The Funds do not use these transactions for speculation or leverage.

     The Funds may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also purchase call options on financial futures contracts. The Funds may write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, a Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during a Fund's anticipated holding period. A Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The Funds may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Funds may sell or purchase currency and other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. The Funds' ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Funds will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case they would continue to bear market risk on the transaction.

     EVERGREEN STOCK SELECTOR FUND may neither purchase futures contracts or options where premiums and margin deposits exceed 5% of its total assets nor enter into futures contracts or options where its obligations would exceed 20% of its total assets.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds' use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds' attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contracts and any related options to react to market changes differently than the portfolio securities. In addition, a Fund's investment advisor could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if a Fund's investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although a Fund's investment advisor will consider liquidity before entering into financial futures contracts or options on financial futures contracts, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, a Fund may lose money on the futures contract or option, and the losses to a Fund could be significant.

Derivatives. Derivatives are financial contracts, such as those described above, whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.

     The Funds may invest in derivatives only if the expected risks and rewards are consistent with their objectives and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative.

Derivatives can also cause a Fund to lose money if a Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Investments in Small and Mid-Sized Companies. Investments in securities of little-known, relatively small or mid-sized and special situation companies may tend to be speculative and volatile. A lack of management depth in such companies could increase the risks associated with the loss of key personnel. Also, the material and financial resources of such companies may be limited, with the consequence that funds or external financing necessary for growth may be unavailable. Such companies may also be involved in the development or marketing of new products or services for which there are no established markets. If projected markets do not materialize or only regional markets develop, such companies may be adversely affected or may be subject to the consequences of local events. Moreover, such companies may be insignificant factors in their industries and may become subject to intense competition from larger companies. Securities of companies in which the Funds may invest will frequently be traded only in the over-the-counter market or on regional stock exchanges and will often be closely held. Securities of this type may have limited liquidity and may be subject to wide price fluctuations. As a result of the risk factors described above, the net asset value of each Fund's shares can be expected to vary significantly. Accordingly, each Fund should not be considered suitable for investors who are unable or unwilling to assume the associated risks, nor should investment in the Funds be considered a balanced or complete investment program.

Foreign Investments. Foreign securities may involve additional risks. Specifically, they may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. There may be less publicly available information about a foreign company than about a U.S. company. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the U.S. because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment advisors of EVERGREEN OMEGA FUND, EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STOCK SELECTOR FUND before making any of these types of investments.

Foreign Currency Transactions. As discussed above, EVERGREEN OMEGA FUND, EVERGREEN SMALL COMPANY GROWTH FUND and EVERGREEN STOCK SELECTOR FUND may invest in securities of foreign issuers. When the Funds invest in foreign securities, they usually will be denominated in foreign currencies, and the Funds temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates.

     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Funds will deliver or receive when the contract is completed) is fixed when the Funds enter into the contract. The Funds usually will enter into these contracts to stabilize the U.S. dollar value of a security they have agreed to buy or sell. The Funds intend to use these contracts to hedge the U.S. dollar value of a security they already own, particularly if the Funds expect a decrease in the value of the currency in which the foreign security is denominated. Although the Funds will attempt to benefit from using forward contracts, the success of their hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Funds' investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds. Although the Funds do not currently intend to do so, they may also purchase and sell options related to foreign currencies. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

ORGANIZATION

Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. Each Fund is a diversified series of an open-end, management investment company, called Evergreen Equity Trust (the "Trust"). The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees.

SERVICE PROVIDERS

Investment Advisors. The investment advisor of EVERGREEN FUND and EVERGREEN MICRO CAP FUND is Evergreen Asset Management Corp. ("Evergreen Asset"), which is a wholly-owned subsidiary of First Union Corporation ("First Union"). Evergreen Asset, with its predecessors, has served as investment advisor to the Evergreen mutual funds since 1971.

     Evergreen Asset is entitled to receive from EVERGREEN FUND and EVERGREEN MICRO CAP FUND an annual fee equal to 1.00% of average daily net assets of each Fund on the first $750,000,000, plus 0.90% of average daily net assets on the next $250,000,000, plus 0.80% of average daily net assets on assets over $1,000,000,000.

     The Capital Management Group of First Union National Bank ("FUNB") serves as investment advisor to EVERGREEN AGGRESSIVE GROWTH FUND. FUNB is a subsidiary of First Union. FUNB is located at 201 South College Street and First Union at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.

     FUNB receives an annual fee from EVERGREEN AGGRESSIVE GROWTH FUND equal to 0.60% of average daily net assets of the Fund.

     The investment advisor to EVERGREEN OMEGA FUND and EVERGREEN SMALL COMPANY GROWTH FUND is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is an indirect subsidiary of FUNB.

     EVERGREEN OMEGA FUND pays Keystone a fee, calculated on an annual basis, equal to 0.75% of the first $250,000,000 of average daily net assets, plus 0.675% of the next $250,000,000 of average daily net assets, plus 0.60% of the next $500,000,000 of average daily net assets, plus 0.50% of amounts over $1,000,000,000 of average daily net assets, computed as of the close of business each business day and paid monthly.

     EVERGREEN SMALL COMPANY GROWTH FUND pays Keystone a fee, calculated on an annual basis, equal to 0.70% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.65% of the next $100,000,000, plus 0.60% of the next $100,000,000, plus 0.55% of the next $100,000,000, plus
0.50% of the next $100,000,000, plus 0.45% of the next $500,000,000, plus
0.40% of the next $500,000,000, plus 0.35% of amounts over $1,500,000,000, computed as of the close of business each business day and paid monthly.

     The investment advisor of EVERGREEN STOCK SELECTOR FUND is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of FUNB. Meridian's address is 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

     Meridian is entitled to receive an annual fee equal to 0.74% of average daily net assets of EVERGREEN STOCK SELECTOR FUND.

Portfolio Managers. The portfolio managers for EVERGREEN FUND are Stephen A. Lieber, Chairman and Co-Chief Executive of Evergreen Asset and Nola Maddox Falcone C.F.A., President and Co-Chief Executive Officer of

Evergreen Asset. Mr. Lieber is the founder of Evergreen Asset and has been associated with Evergreen Asset and its predecessor since 1971. Ms. Falcone joined Lieber & Company (see "Sub-adviser" below) as a Senior Portfolio Manager in 1974, and was a General Partner from January 1981 to June 1994.

     The portfolio manager for EVERGREEN AGGRESSIVE GROWTH FUND is Harold J. Ireland, Jr., a Vice President of FUNB who has been associated with FUNB since 1995. Prior to that, Mr. Ireland was at Palm Beach Capital Management, Inc. and served as portfolio manager of the Fund's predecessor, ABT Emerging Growth Fund, since 1985.

     The portfolio of EVERGREEN MICRO CAP FUND is managed by a committee, which includes Stephen A. Lieber and Edwin A. Miska, an analyst with Evergreen Asset and its predecessor since 1989, together with portfolio management and analytical personnel employed by Evergreen Asset or its affiliates.

     Maureen E. Cullinane has been EVERGREEN OMEGA FUND'S portfolio manager since 1989. Ms. Cullinane is a Keystone Senior Vice President and Senior Portfolio Manager and has more than 20 years of investment experience.

     The portfolio manager of EVERGREEN SMALL COMPANY GROWTH FUND is J. Gary Craven, who joined Keystone in November, 1996. Mr. Craven is currently a Keystone Senior Vice President, Chief Investment Officer and Group Leader for the small cap equity area. Prior to joining Keystone, Mr. Craven was a portfolio manager at Invista Capital Management, Inc. since 1987.

     The portfolio manager of EVERGREEN STOCK SELECTOR FUND is Joseph E. Stocke, CFA. Mr. Stocke joined Meridian in 1983 as an Assistant Investment Officer and since 1990 has been a Senior Investment Manager/Equities. Mr. Stocke managed the Special Equity Fund and Core Equity Fund (the predecessor of EVERGREEN STOCK SELECTOR FUND) of CoreFunds, Inc. from 1990 to July 1998.

Sub-adviser. Evergreen Asset has entered into sub-advisory agreements with Lieber & Company, an indirect wholly-owned subsidiary of First Union, which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will generally be available for consultation on the portfolios of EVERGREEN FUND and EVERGREEN MICRO CAP FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to the Funds for the services provided by Lieber & Company.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to EVERGREEN AGGRESSIVE GROWTH FUND and EVERGREEN STOCK SELECTOR FUND. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides the Funds with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule.

             ADMINISTRATION FEE
             ------------------
              0.050%              on the first $7 billion
              0.035%              on the next $3 billion
              0.030%              on the next $5 billion
              0.020%              on the next $10 billion
              0.015%              on the next $5 billion
              0.010%              on assets in excess of $30 billion

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, Meridian or their affiliates.

     Eligible investors may purchase Class Y shares of a Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of a Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class Y shares are offered through this prospectus. (See "General Information--Other Classes of Shares.")

How the Funds Value Their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in a Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or a Fund's investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. A Fund will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your Class Y shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to a Fund, c/o ESC: the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Funds and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate section on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. A Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90-day period for any one shareholder.

EXCHANGE PRIVILEGE

     How to Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone and Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares" however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in a fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB or its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by its customers. If FUNB or its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Funds' shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Funds would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to distribute its investment company taxable income annually and net capital realized gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless a Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that a Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.

     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

     A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders of a Fund who are subject to U.S. federal income tax may be entitled, subject to certain rules and limitations, to claim a federal income tax credit or deduction for foreign income taxes paid by a Fund. See the SAI for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Funds' transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

     Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. A Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of a Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax adviser as to the tax consequences of investments in a Fund, including the application of state and local taxes which may be different from the federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Turnover and Brokerage. The estimated annual portfolio turnover rate for the EVERGREEN FUND and EVERGREEN STOCK SELECTOR FUND is not expected to exceed 100%. The estimated annual portfolio turnover rate for EVERGREEN MICRO CAP FUND, EVERGREEN AGGRESSIVE GROWTH FUND, EVERGREEN OMEGA FUND and EVERGREEN SMALL COMPANY GROWTH FUND is not expected to exceed 200%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. It is contemplated that Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for EVERGREEN FUND and EVERGREEN MICRO CAP FUND effected on those exchanges. See the SAI for further information regarding the practices of the Funds affecting portfolio turnover and brokerage allocation practices.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y (except for EVERGREEN STRATEGIC GROWTH FUND which offers three classes of shares, Class A, Class B and Class C) and may in the future offer additional classes. Class Y shares are the only class of shares offered by this prospectus and are only available to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, Meridian or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.

Performance Information. From time to time, a Fund may quote its "total return" or "yield" for a specified period in advertisements, reports or other communications to shareholders. Total return and yield are computed separately for Class A, Class B, Class C and Class Y shares. A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, a Fund takes the interest and dividend income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Performance data may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or may compare the Fund's performance to various indices. A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest 12-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

INVESTMENT ADVISORS
Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577
  Evergreen Fund, Evergreen Micro Cap Fund

Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
  Evergreen Aggressive Growth Fund

Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034

  Evergreen Omega Fund, Evergreen Small Company Growth Fund

Meridian Investment Company, 55 Valley Stream Parkway, Malvern, Pennsylvania
19355
  Evergreen Stock Selector Fund

CUSTODIAN
State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York
10036
  Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Aggressive Growth Fund, Evergreen Stock Selector Fund

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
  Evergreen Omega Fund, Evergreen Small Company Growth Fund

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

60882                                                                  541292RV1

                             EVERGREEN EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                             EVERGREEN EQUITY TRUST
                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700

                              DOMESTIC GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                   FEBRUARY 1, 1998 AS AMENDED AUGUST 3, 1998

                          EVERGREEN FUND ("EVERGREEN")
                       EVERGREEN MICRO CAP FUND ("MICRO")
                 EVERGREEN AGGRESSIVE GROWTH FUND ("AGGRESSIVE")
                         EVERGREEN OMEGA FUND ("OMEGA")
                  EVERGREEN SMALL COMPANY GROWTH FUND ("SMALL")
                  EVERGREEN STRATEGIC GROWTH FUND ("STRATEGIC")
                     EVERGREEN STOCK SELECTOR FUND ("STOCK")
                     (EACH A "FUND"; TOGETHER, THE "FUNDS")

                      EACH FUND IS A SERIES OF AN OPEN-END
                     MANAGEMENT INVESTMENT COMPANY KNOWN AS
                      EVERGREEN EQUITY TRUST (THE "TRUST").



         This Statement of Additional Information as amended ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the prospectuses of Evergreen, Micro, Aggressive, Omega, Small, Strategic and Stock dated February 1, 1998 as amended August 3, 1998, and supplemented from time to time. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund and one offering Class Y shares of all but Strategic. You may obtain any of these prospectuses from Evergreen Distributor, Inc.






                                                       24440

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                                TABLE OF CONTENTS


INVESTMENT POLICIES...........................................................3
         Fundamental Investment Policies......................................3
         Additional Information on Securities and Investment Practices........5
MANAGEMENT OF THE TRUST......................................................11
PRINCIPAL HOLDERS OF FUND SHARES.............................................13
INVESTMENT ADVISORY AND OTHER SERVICES.......................................18
         Investment Advisors.................................................18
         Investment Advisory Agreements......................................19
         Distributor.........................................................20
         Distribution Plans and Agreements...................................20
         Additional Service Providers........................................21
BROKERAGE....................................................................22
         Brokerage Commissions...............................................22
         Selection of Brokers................................................22
         Simultaneous Transactions...........................................23
TRUST ORGANIZATION...........................................................23
         Form of Organization................................................23
         Description of Shares...............................................23
         Voting Rights.......................................................24
         Limitation of Trustees' Liability...................................24
PURCHASE, REDEMPTION AND PRICING OF SHARES...................................24
         How the Funds Offer Shares to the Public............................24
         Contingent Deferred Sales Charge....................................25
         Sales Charge Waivers or Reductions..................................26
         Exchanges...........................................................28
         Calculation of Net Asset Value per Share ("NAV")....................28
         Valuation of Portfolio Securities...................................28
         Shareholder Services................................................29
PRINCIPAL UNDERWRITER........................................................29
ADDITIONAL TAX INFORMATION...................................................30
         Requirements for Qualification as a Regulated Investment Company....30
         Taxes on Distributions..............................................30
         Taxes on the Sale or Exchange of Fund Shares........................31
         Other Tax Considerations............................................31
FINANCIAL INFORMATION........................................................32
         Expenses ...........................................................32
         Brokerage Commissions Paid..........................................33
         Computation of Class A Offering Price...............................34
         Performance.........................................................24
ADDITIONAL INFORMATION.......................................................37
APPENDIX A..................................................................A-1


                                                       24440
                                                         2

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                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  DIVERSIFICATION

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         FURTHER EXPLANATION OF DIVERSIFICATION POLICY

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  CONCENTRATION

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

         FURTHER EXPLANATION OF CONCENTRATION POLICY

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  BORROWING

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         FURTHER EXPLANATION OF BORROWING POLICY

         Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or

                                                       24440
                                                         3
others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3 % of its total assets (including the amount borrowed). Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  UNDERWRITING

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  REAL ESTATE

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  COMMODITIES

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  LENDING

         Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         FURTHER EXPLANATION OF LENDING POLICY

         To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay a Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect a Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. A Fund has the right to call a loan and obtain the securities lent at any time on notice of not more than five business days. A Fund may pay reasonable fees in connection with such loans.




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ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

U.S. Government Securities

         Each Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA")

         The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

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                                                         5

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. Leverage may cause any gains or losses of a Fund to be magnified. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Loans of Securities

         To generate income, each Fund may lend to broker-dealers and other financial institutions portfolio securities valued at up to 33 1/3% of a Fund's total assets. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accruing on the security.

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. If a borrower fails financially, a Fund may have difficulty recovering the securities lent or may lose its right to the collateral.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Advisor (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the

24440
seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         Each Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         The Funds may buy or sell (i.e., write) put and call options on securities they hold or intend to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities they hold or intends to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

24440

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

Futures Transactions (Evergreen, Omega, Small, Strategic and Stock)

         Each Fund may enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures contracts on securities or indices in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Advisor to be a favorable price and rate of return for securities the Fund intends to purchase.

         Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

         Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable a Fund to manage market or interest rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the Advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying a Fund's futures position and the securities held by or to be purchased for a Fund. Each Fund's Advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

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


         The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by a Fund. Each Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Funds will not maintain open positions in futures contracts they have sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of their securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

Foreign Securities (Omega, Small, Strategic and Stock)

         Each Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments; the possible imposition of withholding taxes on interest or other income; the possible seizure, nationalization, or expropriation of foreign deposits; the possible establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates; or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic

24440
issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions (Omega, Small, Strategic and Stock)

         As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver and receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if a Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although each Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by each Fund. Each Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

         Each Fund may invest in "restricted securities," i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.


24440

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.


                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex.

NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
Laurence B. Ashkin               Trustee                   Real estate developer and construction consultant;
(DOB: 2/2/28)                                              and President of Centrum Equities and Centrum
                                                           Properties, Inc.

Charles A. Austin III            Trustee                   Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                            former Director, Executive Vice President and
                                                           Treasurer, State Street Research & Management
                                                           Company (investment advice); Director, The Andover
                                                           Companies (Insurance); and Trustee, Arthritis
                                                           Foundation of New England


24304                                        11





NAME                             POSITION WITH TRUST       PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------  ------------------------- -----------------------------------------------------------------
K. Dun Gifford                    Trustee                  Trustee,  Treasurer  and  Chairman of the Finance  Committee,
(DOB: 10/12/38)                                            Cambridge College;  Chairman Emeritus and Director,  American
                                                           Institute of Food and Wine;  Chairman and President,  Oldways
                                                           Preservation and Exchange Trust (education);  former Chairman of the Board,  Director,  and Executive Vice  President,  The
                                                           London Harness Company;  former Managing  Partner,  Roscommon
                                                           Capital Corp.; former Chief Executive Officer,  Gifford Gifts of Fine  Foods;  and former  Chair man,  Gifford,  Drescher &
                                                           Associates (environmental consulting)

James S. Howell                  Chairman of the           Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                   Board of Trustees         the Carolinas; and former Vice President of Lance Inc.
                                                           (food manufacturing).

Leroy Keith, Jr.                 Trustee                   Chairman  of the Board and Chief  Executive  Officer,  Carson
(DOB: 2/14/39)                                             Products  Company;  Director of Phoenix Total Return Fund and
                                                           Equifax,  Inc.;  Trustee  of  Phoenix  Series  Fund,  Phoenix
                                                           Multi-Portfolio  Fund,  and The Phoenix Big Edge Series Fund;
                                                           and former President, Morehouse College.

Gerald M. McDonnell              Trustee                   Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                             producer).

Thomas L. McVerry                Trustee                   Former Vice President and Director of Rexham
(DOB: 8/2/39)                                              Corporation; and former Director of Carolina
                                                           Cooperative Federal Credit Union.

William Walt Pettit              Trustee                   Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson              Trustee                   Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                             International, Inc. (executive recruitment); former
                                                           Senior Vice President, Boyden International Inc.
                                                           (executive recruitment); and Director, Commerce and
                                                           Industry Association of New Jersey, 411
                                                           International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD        Trustee                   Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                              Services; former Managed Health Care Consultant;
                                                           and former President, Primary Physician Care.

Michael S. Scofield              Trustee                   Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                 Trustee                   Former  Chairman,  Environmental  Warranty,  Inc.  (insurance
 (DOB: 8/11/39)                                            agency);   Executive  Consultant,   Drake  Beam  Morin,  Inc.
                                                           (executive outplacement); Director of Connecticut Natural Gas
                                                           Corporation,  Hartford Hospital, Old State House Association,
                                                           Middlesex Mutual  Assurance  Company,  and Enhance  Financial
                                                           Services,  Inc.;  Chairman,   Board  of  Trustees,   Hartford
                                                           Graduate  Center;  Trustee,  Greater  Hartford  YMCA;  former
                                                           Director,  Vice Chairman and Chief  Investment  Officer,  The
                                                           Travelers  Corporation;   former  Trustee,   Kingswood-Oxford
                                                           School; and former Managing Director and Consultant,  Russell
                                                           Miller, Inc.

William J. Tomko*                President and             Senior Vice President and Operations Executive,
(DOB: 8/30/58)                   Treasurer                 BISYS Fund Services.

Nimish S. Bhatt*                 Vice President and        Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                    Assistant Treasurer       Assistant Vice President, Evergreen Asset
                                                           Management Corp./First Union National Bank; former
                                                           Senior Tax  Consulting/Acting  Manager, Investment

Bryan Haft*                      Vice President            Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                             Services.

D'Ray Moore*                     Secretary                 Vice President, Client Services, BISYS Fund Services.
(DOB: 3/30/59)


*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

Trustee Compensation

         Listed below is the Trustee compensation for the twelve-month period ended September 30, 1997.

                                                         COMPENSATION FROM TRUST
TRUSTEE                    COMPENSATION FROM TRUST       AND FUND COMPLEX
Laurence B. Ashkin         $29,301                       $63,400
Charles A. Austin III      $14,709(a)                    $41,400(b)
K. Dun Gifford             $13,462                       $38,700
James S. Howell            $38,651(c)                    $100,542(d)
Leroy Keith Jr.            $13,504                       $37,800
Gerald M. McDonnell*       $34,939                       $87,051
Thomas L. McVerry*         $36,363                       $91,101
William Walt Pettit*       $35,613                       $89,101
David M. Richardson*       $14,709                       $41,400
Russell A. Salton, III     $34,876                       $90,701
Michael S. Scofield        $34,052                       $87,801
Richard J. Shima           $21,849                       $61,125

(a) $2,206 of this amount payable in later years as deferred compensation.

(b) $6,210 of this amount payable in later years as deferred compensation.

(c) $30,921 of this amount payable in later years as deferred compensation.

(d) $80,434 of this amount payable in later years as deferred compensation.

* Entire amount payable in later years as deferred compensation.


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of June 30, 1998.


EVERGREEN CLASS A
None over 5%

24440
                                                        12

EVERGREEN CLASS B
None over 5%

EVERGREEN CLASS C
Turtle & Company                         9.132%
P.O. Box 9427
Boston, MA 02209-9427

MLPF&S For the Sole Benefit              6.110%
Of Its Customers
Attn: Fund Administration #97 JB1
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484

EVERGREEN CLASS Y
First Union National Bank/EF/INT         23.919%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

First Union National Bank/EF/INT         9.432%
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street 3rd Fl. CMG
1151
Charlotte, NC 28202-1911

MICRO CLASS A
Charles Schwab & Company Inc.            5.240%
Special Custody Account
FBO Exclusive Benefit of
Customers
Reinvest Account Attn: Mutual
Fund
101 Montgomery Street
San Francisco, CA 94104-4122

First Union Brokerage Services           5.215%
Vince Vitti and
Susan Vitti JTWROS LN Account
Atn: Bob Lemaire
266 Harridstown Road 3rd Fl.
                  , NJ 07452

MICRO CLASS B
MLPF&S for the Sole Benefit              6.399%
Of Its Customers
Attn: Fund Administration #97H76
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484



24440
                                                        13

MICRO CLASS C
MLPF&S for the Sole Benefit              5.306%
Of Its Customers
Attn: Fund Administration #97H76
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484

MICRO CLASS Y
Stephen A. Lieber                        12.223%
1210 Greacen Point Road
Mamaroneck, NY 10543-4613

Charles Schwab & Company Inc.            9.354%
Special Custody Account
FBO Exclusive Benefit of
Customers
Reinvest Account, Attn: Mutual
Fund
101 Montgomery Street
San Francisco, CA 94104-4122

Constance E. Lieber                      8.744%
1210 Greacen Point Road
Mamaroneck, NY 10543-4613

Citibank NA                              7.764%
Delta Airlines Master Trust
Joe Villella Citicorp Services
1410 N Westshore Blvd. Fl. 5
Tampa, FL 33607-4500

OMEGA CLASS A
None

OMEGA CLASS B
MLPF&S For the Sole Benefit              26.77%
Of Its Customers
Attn: Fund Administration #97BP1
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484

OMEGA CLASS C
MLPF&S For the Sole Benefit              26.77%
Of Its Customers
Attn: Fund Administration #97BP5
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484

OMEGA CLASS Y
Juliana Guazzo                           38.84%
38 Bath Street
Lido Beach, NY 11561-5007


24440
24440
                                                        14

Herbert R. Kosow                         15.64%
Wilma J. Kosow JT TEN
4 Meadow Lane
Freeport, NY 11520-1003

Timothy L. Bell                          15.16%
Retha M. Bell Company-Trustees
Kristiana N. Bell IRR Trust
U/A Dated 2-27-98
9914 McGee Street
Elberta, AL 36530

State Street Bank & Trust Co.            12.56%
Cust.
SEP IRA FBO
John T. Rosner
P.O. Box 3403
Thomasville, GA 31799

State Street Bank & Trust Co.            9.06%
Cust.
IRA FBO
Nancy A. LaValley
2048 Clairmont Terrace
Atlanta, GA 30345-2001

Hobert Z. Cross & Hazel H. Cross         6.46%
Trust/Cross Family REV Trust
U/A/D 3-8-88
5335 Fidler Avenue
Lakewood, CA 90712-2001

STRATEGIC CLASS A
None

STRATEGIC CLASS B
None

STRATEGIC CLASS C
State Street Bank & Trust Co.            34.24%
Cust.
Edward W. Sparrow Hosp. TSA
FBO
Dennis Allen Swan
3741 Chippendale
Okemos, MI 48864-3861

Douglas M. Ellingson                     14.89%
1833 East Carver Street
Tempe, AZ 85284-2509

Bear Stearns Securities Corp.            13.77%
1 Metrotech Center North
Brooklyn, NY 11201-3859


24440
                                                        15

Ronald J. Stark                          7.90%
1617 32nd Street SE
Rio Rancho, NM 87124-1745

AGGRESSIVE CLASS A
MLPF&S For the Sole Benefit              10.77%
Of Its Customers
Attn: Fund Administration #97212
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484

AGGRESSIVE CLASS B
None

AGGRESSIVE CLASS C
MLPF&S For the Sole Benefit              22.02%
Of Its Customers
Attn: Fund Administration #97JA1
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484

Lavedna Ellingson                        9.40%
Douglas Ellingson JT WROS
8510 McClintock
Tempe, AZ 85284-2527

Smith Barney Inc.                        5.68%
388 Greenwich Street
New York, NY 10013

AGGRESSIVE CLASS Y
First Union National Bank                53.00%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

First Union National Bank                28.13%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28202-1910

SMALL CLASS A
ROFE & Company                           5.73%
C/O State Street Bank & Trust Co.
For Sub Account
Kokusai Securities Co. LTD
P.O. Box 5061
Boston, MA 02206-5061


24440
                                                        16

SMALL CLASS B
MLPF&S For the Sole Benefit              22.18%
Of Its Customers
Attn: Fund Administration #98302
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484

SMALL CLASS C
MLPF&S For the Sole Benefit              67.07%
Of Its Customers
Attn: Fund Administration #97TUO
4800 Deer Lake Drive E. 2nd Fl.
Jacksonville, FL 32246-6484

SMALL CLASS Y
First Union National Bank
Cash Account
Attn: Trust Operations Fund Group
401 S. Tryon Street, 3rd Fl.
Charlotte, NC 28202-1911


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS

         The investment advisor to each Fund (the "Advisor") is a subsidiary of First Union Corporation ("First Union"). First Union is a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         The Advisor to Evergreen and Micro is Evergreen Asset Management Corp. ("Evergreen Asset"), 2500 Westchester Avenue, Purchase, New York 10577. Evergreen Asset is entitled to receive from each Fund an annual fee based on each Fund's average daily net assets, as follows: 1.00% of the first $750 million; plus 0.90% of the next $250 million; plus 0.80% of assets over $1 billion. Under an agreement with Evergreen Asset, Lieber & Company, a First Union subsidiary at the same address as Evergreen Asset, serves as subadviser to each Fund at no additional cost to either Fund. Lieber & Company is paid for its services by Evergreen Asset.

         The Advisor to Aggressive is the Capital Management Group ("CMG") of First Union National Bank ("FUNB"). CMG is entitled to receive from Aggressive an annual fee equal to 0.60% of the Fund's average daily net assets.

         The Advisor to Omega, Small and Strategic is Keystone Investment Management Company ("Keystone"), 200 Berkeley Street, Boston, Massachusetts 02116. Keystone is entitled to receive from Omega an annual fee based on the aggregate net asset value of the Fund's shares, as follows: 0.75% of the first $250 million; plus 0.675% of the next $250 million; plus 0.60% of the next $500 million; plus 0.50% of assets over $1 billion, all computed as of the close of business each business day and payable monthly. Keystone is entitled to receive from Small and Strategic an


24440
                                                        17
annual fee based on the aggregate net asset value of each Fund's shares, as follows: 0.70% of the first $100 million; plus 0.65% of the next $100 million; plus 0.60% of the next $100 million; plus 0.55% of the next $100 million; plus 0.50% of the next $100 million; plus 0.45% of the next $500 million; plus 0.40% of the next $500 million; plus 0.35% of assets over $1.5 billion, all computed as of the close of business each business day and payable monthly.

         The Advisor to Stock is Meridian Investment Company ("Meridian"), 550 Valley Stream Parkway, Malvern, Pennsylvania 19355. Meridian is entitled to receive from Stock an annual fee equal to 0.74% of the Fund's average daily net assets.

INVESTMENT ADVISORY AGREEMENTS

         On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with the Advisor (the "Advisory Agreements"). Under the Advisory Agreements, and subject to the supervision of the Trust's
Board of Trustees, the Advisor furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Advisor pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates;
(10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of each Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for each Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment advisor. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment advisor. The Funds may engage in such transactions if


24440
                                                        18
they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of the Trust reports the amounts expended under the Plans for each Fund and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         Each Advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and


24440
                                                        19

Class C shares, as applicable.

         FUNB or its affiliates may finance the payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of a Fund. In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or
(ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to Aggressive and Stock, subject to the supervision and control of the Trust's Board of Trustees. EIS provides each Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor, as follows: 0.050% of the first $7 billion; 0.035% of the next $3 billion; 0.030% of the next $5 billion; 0.020% of the next $10 billion; 0.015% of the next $5 billion and 0.010% of assets in excess of $30 billion.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is Box 2121, Boston, Massachusetts 02106-2121.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the annual financial statements of Omega, Small and Strategic.

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, audits the annual financial statements of Evergreen, Micro, Aggressive and Stock.



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                                                        20

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                    BROKERAGE

         Due to regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

BROKERAGE COMMISSIONS

         Generally, each Fund expects to purchase and sell its equity securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down.

         Each Fund expects to buy and sell its fixed income securities directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SELECTION OF BROKERS

         When buying and selling portfolio securities, each Advisor seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor primarily will look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.


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                                                        21

         Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to an Advisor do not replace, but supplement, the services an Advisor is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an Advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Lieber & Company, an affiliate of Evergreen Asset, and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions for Evergreen and Micro effected on those exchanges.

SIMULTANEOUS TRANSACTIONS

         Each Advisor makes investment decisions for a Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an Advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. Each Advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund. In order to take advantage of the availablility of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.


                               TRUST ORGANIZATION

FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as "Evergreen Equity Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.


24440
                                                        22

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers four classes of shares (except Strategic, which offers three) that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Contingent Deferred Sales Charge," below.



24440
                                                        23

Class B Shares

         The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

 REDEMPTION TIMING                                                   CDSC RATE
 Month of purchase and the first twelve-month
   period following the month of purchase.............................5.00%
 Second twelve-month period following the month of purchase...........4.00%
 Third twelve-month period following the month of purchase............3.00%
 Fourth twelve-month period following the month of purchase...........3.00%
 Fifth twelve-month period following the month of purchase............2.00%
 Sixth twelve-month period following the month of purchase............1.00%
 Thereafter...........................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.) Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12 months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares (Not Offered by Strategic)

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of CMG, Evergreen Asset, Keystone, Meridian or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that they have incurred in connection with the sale of their shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.



24440
                                                        24

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in the Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom


24440
                                                        25
                  shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers' written assurance that the purchases are for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. financial hardship withdrawals made by a retirement plan participant;


24440
                                                        26

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each class of shares of a Fund is calculated by dividing the value of a Fund's net assets attributable to that class by the number of all shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on a national securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on a national securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in a Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


24440
                                                        27

SHAREHOLDER SERVICES

         As described in the prospectuses, a shareholder may elect to receive his or her dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


24440

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. The Fund anticipates that all or a portion of ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its net short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. The Fund will inform shareholders of the portion, if any, of a capital gain distribution which qualifies for the new 20% maximum federal rate.


24440
                                                        29

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than twelve months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S.

24440
persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                              FINANCIAL INFORMATION

         The financial information below pertains to each Fund except Stock. A separate section entitled "Financial Information for Stock Selector Fund" follows this section.

EXPENSES

         The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."


1997 FUND EXPENSES
                                                                                               Total           Underwriting
                       Advisory         Class A           Class B            Class C           Underwriting    Commissions
FUND                   Fees             12b-1 Fees        12b-1 Fees         12b-1 Fees        Commissions     Retained
=====================  ================ ================  =================  ================  =============== ================
Evergreen (1)          $13,089,112      $299,430          $3,629,968         $72,777           $1,464,361      $129,417
Aggressive (1)         $1,013,344       $251,302          $289,795           $19,048           $278,145        $21,472
Micro (1)              $428,047         $3,314            $13,933            $400              $2,223          $300
Omega (2)              $1,480,178       $153,219          $739,237           $120,064          $254,113        $19,806
Small (3a)             $2,387,425       N/A               $4,928,079*        N/A               $878,274        $22,796
Small (3b)             $7,788,033       N/A               $16,641,755*       N/A               $17,885,604     $13,187,854
Strategic (4)          $3,205,753       N/A               $1,790,675*        N/A                        --             --
=====================  ================ ================  =================  ================  =============== ================

(1)      Year ended 9/30/97
(2)      Nine months ended 9/30/97
(3a)     Four months ended 9/30/97
(3b)     Year ended 5/31/97
(4)      Eleven months ended 9/30/97
*        Not multiple class during this period; amount reflects all 12b-1 fees.



24440
24440
                                                        32


1996 FUND EXPENSES
                                                                                               Total           Underwriting
                       Advisory         Class A           Class B            Class C           Underwriting    Commissions
FUND                   Fees             12b-1 Fees        12b-1 Fees         12b-1 Fees        Commissions     Retained
=====================  ================ ================  =================  ================  =============== ================
Evergreen (1)          $9,145,287       $149,922          $1,185,957         $10,292           $1,462,012      $157,233
Aggressive (1)         $612,492         $197,507          $26,469            $3,308            $185,835        $22,742
Micro (1)              $510,421         $2,471            $12,608            $310              $2,963          $188
Omega (2)              $1,831,142       $186,596          $814,977           $168,748          $983,621        $759,394
Small (3)              $8,473,139       N/A               $18,458,861*       N/A               $15,690,812     ($5,933,719)
Strategic (4)          $2,994,500       N/A               $4,845,352*        N/A               $4,093,912      $2,049,519
=====================  ================ ================  =================  ================  =============== ================

(1)      Year ended 9/30/96
(2)      Year ended 12/31/96
(3)      Year ended 5/31/96
(4)      Year ended 10/31/96
*        Not multiple class during this period; amount reflects all 12b-1 fees.


1995 FUND EXPENSES
                                       Total             Underwriting
                                       Underwriting      Commissions
FUND                  Advisory Fees    Commissions       Retained
====================  ================ ================  ================
Evergreen (1)         $5,472,439       $586,701          $72,923
Aggressive (2)        $106,041         $70,327           $89,909
Micro (1)             $800,642         $3,418            $495
Omega (3)             $1,280,436       $548,386          $1,167,486
Small (4)             $6,037,504       $10,076,379       $2,257,795
Strategic (5)         $2,799,544       $3,911,744        $288,671

(1)      Nine months ended 9/30/95
(2)      Two months ended 9/30/95
(3)      Year ended 12/31/95
(4)      Year ended 5/31/95
(5)      Year ended 10/31/95


BROKERAGE COMMISSIONS PAID

         The table below shows (1) total amounts paid by each Fund in brokerage commissions and (2) amounts paid to Lieber & Company, an affiliate of FUNB, during each of the last three years.



24440
                                                        33


                        Evergreen            Aggressive        Micro           Omega          Small          Strategic
======================  =================== ================  ==============  ============== =============== ==============
1997 Aggregate          $ 503,276           $677,860          $ 91,568        $403,294       $1,891,397      $1,144,065
Dollar Amount
1997 Dollar Amount      $ 416,953                     --      $ 61,717                --           --              --
Paid to Lieber
1996 Aggregate          $590,105                      --      $ 317,058       $829,479       $2,853,950      $1,990,208
Dollar Amount
1996 Dollar Amount      $515,522                      --      $153,596                --           --              --
Paid to Lieber
1995 Aggregate          $342,559                      --      $414,048        $735,203       $1,445,066      $871,000
Dollar Amount
1995 Dollar Amount      $252,069                      --      $125,347              --             --              --
Paid to Lieber
======================  =================== ================  ==============  ============== =============== ==============


COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period.


        FUND*                  DATE             NET ASSET VALUE        PER SHARE SALES CHARGE          OFFERING PRICE PER SHARE
Evergreen                    9/30/97                $22.96                     4.75%                           $24.10
Aggressive                   9/30/97                $23.48                     4.75%                           $24.65
Micro                        9/30/97                $26.68                     4.75%                           $28.01
Omega Fund                   9/30/97                $22.69                     4.75%                           $23.82
=====================  ==================== ====================== ==============================  ==============================

*Excludes Strategic and Small, which did not offer Class A at the end of their latest fiscal periods.


PERFORMANCE

Total Return

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The annual total returns as of September 30, 1997 for each class of shares of the Funds (including applicable sales charges) are as follows:


24440
                                                        34


                                                              TEN YEARS OR
                       ONE YEAR            FIVE YEARS        SINCE INCEPTION     INCEPTION DATE
EVERGREEN
   Class A              27.37%                 --                27.63%           Jan. 3, 1995
   Class B              27.69%                 --                28.32%           Jan. 3, 1995
    Class C             31.67%                 --                29.01%           Jan. 3, 1995
   Class Y              34.08%               19.88%              12.64%           Oct. 15, 1971
AGGRESSIVE
   Class A               6.30%               16.77%              14.73%           Apr. 15, 1983
    Class B              5.96%                 --                19.49%           July 7, 1995
   Class C               9.92%                 --                19.22%           Aug. 3, 1995
    Class Y             11.76%                 --                21.67%           July 11, 1995
MICRO
   Class A              46.81%                 --                20.43%           Jan. 3, 1995
   Class B              48.13%                 --                20.91%           Jan. 3, 1995
    Class C             52.07%                 --                21.72%           Jan. 3, 1995
    Class Y             54.64%               14.19%              11.46%           June 1, 1983
OMEGA
   Class A              20.60%               16.86%              14.31%           Apr. 29, 1968
   Class B              20.45%                 --                15.45%           Aug. 2, 1993
    Class C             24.41%                 --                15.78%           Aug. 2, 1993
    Class Y               --                   --                  --             Jan. 13, 1997
STRATEGIC
    Class B             37.33%               18.73%              11.76%           Jul. 15, 1935
SMALL                   15.48%               20.55%              13.95%           Jul. 15, 1935
    Class B
================= ===================  =================== =================== ===================


FINANCIAL INFORMATION FOR STOCK SELECTOR FUND

         The information below pertains to Evergreen Stock Selector Fund, formerly Core Equity Fund, a portfolio of CoreFunds, Inc. Core Equity Fund was reorganized into Evergreen Stock Selector Fund in July 1998.

ADVISORY FEES

         The table below shows amounts paid by Core Equity Fund to its investment advisor,


24440
                                                        35

CoreStates Investment Advisers, Inc. ("CoreStates Advisers"), for the fiscal years ended June 30, 1995, 1996 and 1997. The table also shows advisory fees waived by CoreStates Advisers.


       ADVISORY FEES PAID                                      ADVISORY FEES WAIVED
1995               1996              1997              1995               1996              1997
$199,645           $1,973,776        $3,459,108        $51,162            0                 0


DISTRIBUTION FEES

         The table below shows the aggregate sales charges payable for the fiscal years ended June 30, 1995, 1996 and 1997 to SEI Investments Distribution Co. ("SEI"), Core Equity Fund's distributor. The table also shows amounts retained by SEI.


AGGREGATE SALES CHARGE PAYABLE TO SEI           AMOUNT RETAINED BY SEI
1995       1996         1997              1995        1996             1997
$616       $12,612      $96,837           $68         $1,710           $4,819

         The table below shows the distribution fees SEI received with respect to Class A shares of Core Equity Fund for the fiscal year ended June 30, 1997.


AMOUNT         FEE           AMOUNT PAID TO 3RD PARTIES
RECEIVED                     BY SEI
$32,372        $0.25         $32,372

BROKERAGE COMMISSIONS PAID

         For the fiscal year ended June 30, 1997, Core Equity Fund paid $1,026,435 in brokerage commissions.

PERFORMANCE

         The table below shows Core Equity Fund's average annual total return as of June 30, 1997 Class B Shares were not offered as of that date.


                                      SINCE
CLASS                      ONE YEAR          FIVE YEAR         INCEPTION
Y                          33.10%            18.74%            18.03%
A without load             32.74%            18.64%            17.96%
A with load                25.41%            17.31%            17.06%



24440
                                                        36

Non-Standardized Performance

   In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

General

   From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Financial Statements

         The financial statements for Stock have been audited by Ernst & Young, LLP, independent auditors, for the periods from November 1, 1995 through June 30, 1997. A report of Ernst & Young on the financial statements for Stock appears in the Fund's Annual Report which is incorporated by reference. The financial statements for Omega, Small and Strategic have been audited by KPMG Peat Marwick LLP, independent auditors. A report of KPMG Peat Marwick LLP on the financial statements for those Funds appears in the Funds' Annual Report which is incorporated by reference. The financial statements for Evergreen, Micro and Aggressive have been audited by PricewaterhouseCoopers LLP , independent auditors. A report of PricewaterhouseCoopers LLP on the financial statements for those Funds appears in the Funds' Annual Report which is incorporated by reference. Annual Reports may obtained without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1-800-343-2898.



                             ADDITIONAL INFORMATION

   Except as otherwise stated in its prospectuses or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

   No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

   Each Fund's prospectuses and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.



24440

                                   APPENDIX A

                          S&P AND MOODY'S BOND RATINGS

S&P Bond Ratings

   An S&P bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

   The ratings are based, in varying degrees, on the following considerations:

   1. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

   2.    Nature of and provisions of the obligation; and

   3. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

   S&P bond ratings are as follows:

   1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

   3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

24440

   5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Bond Ratings

Moody's ratings are as follows:

   1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

   3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

   6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

   9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can

24440
be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            MONEY MARKET INSTRUMENTS

   Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

   Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment advisor to be of comparable quality.

A.       S&P Ratings

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

   1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

   2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

   The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

   1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

   1)    leading market positions in well-established industries;

   2)    high rates of return on funds employed;

24440

   3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

   4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

   5) well established access to a range of financial markets and assured sources of alternate liquidity.

   In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.





24440

                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements


     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

     Financial Highlights for:

EVERGREEN FUND - Class A                For the six-month period ended March 31, 1998 (unaudited); for each of the years in the two-year period ended September 30, 1997; and for the period from January 3, 1995
                                        (Commencement of Operations) to September 30, 1995.

EVERGREEN FUND - Class B                For the six-month period ended March 31, 1998 (unaudited); for each of the years in the two-year period ended September 30, 1997; and for the period from January 3, 1995
                                        (Commencement of Operations) to September 30, 1995.

EVERGREEN FUND - Class C                For the six-month period ended March 31, 1998 (unaudited); for each of the years in the two-year period ended September 30, 1997; and for the period from January 3, 1995
                                        (Commencement of Operations) to September 30, 1995.

EVERGREEN FUND - Class Y                For the six-month period ended March 31, 1998 (unaudited); for each of the years in the ten-year period ended September 30, 1997.


EVERGREEN AGGRESSIVE GROWTH FUND -      For the six-month period ended March 31, 1998 (unaudited); for each of the years in the
Class A                                 two-year period ended September 30, 1997; for the eleven-month period ended September
                                        30, 1995; for each of the years in the six-year period ended October 31, 1994; for the ten-month period ended October 31, 1988; and for the one-year ended December 31, 1987.

EVERGREEN AGGRESSIVE GROWTH FUND -      For the six-month period ended March 31, 1998 (unaudited); for each of the years in the
Class B                                 two-year period ended September 30, 1997; and for the period from July 7, 1995
                                        (Commencement of Operations) to September 30, 1995.

EVERGREEN AGGRESSIVE GROWTH FUND -      For the six-month period ended March 31, 1998 (unaudited); for each of the years in the
Class C                                 two-year period ended September 30, 1997; and for the period from August 3, 1995
                                        (Commencement of Operations) to September 30, 1995.

EVERGREEN AGGRESSIVE GROWTH FUND -      For the six-month period ended March 31, 1998 (unaudited); for each of the years in the
Class Y                                 two-year period ended September 30, 1997; and for the period from July 11, 1995
                                        (Commencement of Operations) to September 30, 1995.


EVERGREEN MICRO CAP FUND - Class A      For the six-month period ended March 31, 1998 (unaudited); for each of the years in the two-year period ended September 30, 1997; and for the period from January 3, 1995
                                        (Commencement of Operations) to September 30, 1995.

EVERGREEN MICRO CAP FUND - Class B      For the six-month period ended March 31, 1998 (unaudited); for each of the years in the two-year period ended September 30, 1997; and for the period from January 3, 1995
                                        (Commencement of Operations) to September 30, 1995.

EVERGREEN MICRO CAP FUND - Class C      For the six-month period ended March 31, 1998 (unaudited); for each of the years in the two-year period ended September 30, 1997; and for the period from January 3, 1995
                                        (Commencement of Operations) to September 30, 1995.

EVERGREEN MICRO CAP FUND - Class Y      For the six-month period ended March 31, 1998 (unaudited); for each of the years in the three-year period ended September 30, 1997; for the four-month period ended September 30,
                                        1994;  and for each of the years in the seven-year period ended May 31, 1994.

EVERGREEN OMEGA FUND - Class A          For the six-month period ended March 31, 1998 (unaudited); for the nine-month period ended
                                        September 30, 1997; and for each of the years in the ten-year period ended December 31,
                                        1996.

EVERGREEN OMEGA FUND - Class B          For the six-month period ended March 31, 1998 (unaudited); for the nine-month period ended
                                        September 30, 1997; for each of the years in the three-year period ended December 31, 1996;
                                        and for the period from August 2, 1993 (Commencement of Operations) to December 31, 1993.

EVERGREEN OMEGA FUND - Class C          For the nine-month period ended September 30, 1997; for each of the years in the three-year period ended December 31, 1996; and for the period from August 2, 1993 (Commencement of
                                        Operations) to December 31, 1993.

EVERGREEN OMEGA FUND - Class Y          For the six-month period ended March 31, 1998 (unaudited); for the period from January 13,
                                        1997 (Commencement of Operations) to September 30, 1997.

EVERGREEN SMALL COMPANY GROWTH FUND -   For the three-month period from January 20, 1998 to March 31, 1998 (unaudited).
Class A

Class B                                 For the six-month period ended March 31, 1998 (unaudited); for the four-month period ended
                                        September 30, 1997; and for each of the years in the ten-year period ended May 31, 1997.

Class C                                 For the three-month period from January 20, 1998 to March 31, 1998 (unaudited).

Class Y                                 For the three-month period from January 20, 1998 to March 31, 1998 (unaudited).


EVERGREEN STRATEGIC GROWTH FUND -       For the three-month period from January 20, 1998 to March 31, 1998 (unaudited).
Class A

Class B                                 For the three-month period from January 20, 1998 to March 31, 1998 (unaudited); for the eleven-month period ended September 30, 1997; and for each of the years in the ten-year period ended October 31, 1996.

Class C                                 For the three-month period from January 22, 1998 to March 31, 1998 (unaudited).


EVERGREEN STOCK SELECTOR FUND -         For the six-month period ended December 31, 1997; for the year ended June 30, 1997; for the
Class A                                 eight-month period from November 1, 1995 to June 30, 1996; for the five-year period from
                                        November 1, 1990 to October 31, 1995 and the period from February 28, 1990 (Commencement of
                                        Operations) to October 31, 1990.

Class Y                                 For the six-month period ended December 31, 1997; for the year ended June 30, 1997; for the eight-month period from November 1, 1995 to June 30, 1996; for the five-year period from
                                        November 1, 1990 to October 31, 1995; and for the period from February 28, 1990
                                        (Commencement of  Operations) to October 31, 1990



     The financial statements listed below are incorporated by reference in Part B of this Amendment to the Registration Statement:

     Schedule of Investments of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Inc., Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund as of September 30, 1997.

     Schedule of Investments of Evergreen Stock Selector Fund as of June 30,
     1998.

     Statement of Assets and Liabilities of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Inc., Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund as of September 30, 1997.

     Statement of Assets and Liabilities of Evergreen Stock Selector Fund as of June 30, 1997.

     Statement of Operations of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Inc., Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund as of September 30, 1997.

     Statement of Operations of Evergreen Stock Selector Fund as of June 30,
     1997.

     Statement of Changes in Net Assets of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Inc., Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund as of September 30, 1997.

     Notes to Financial Statements of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Inc., Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund and Evergreen Stock Selector Fund.

     Report of Independent Accountants for Evergreen Aggressive Growth Fund, Evergreen Fund, and Evergreen Micro Cap Fund, Inc. as of November 11, 1996.

     Independent Auditors' Report for Evergreen Omega Fund as of
     October 31, 1997.

     Independent Auditors' Report for Evergreen Strategic Growth Fund as of October 31, 1997.

     Independent Auditors' Report for Evergreen Small Company Growth Fund as of October 31, 1997.

     Independent Auditors' Report for Evergreen Stock Selector Fund as of August 21, 1997.


     The information required by this item for Evergreen American Retirement Fund, Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund and Evergreen Balanced Fund is contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998.

     The information required by this item for Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund, and Evergreen Blue Chip Fund is contained in Registration Statement No. 333-37453/811-08413 filed on December 12, 1997.



Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Post-Effective Amendment No. 4 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on March 12, 1998

5(b)      Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Asset Management Corp.                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

5(c)      Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Keystone          Post-Effective Amendment No. 4 to
          Investment Management Company                          Registrant's Registration Statement
                                                                 Filed on March 12, 1998

5(d)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 4 to
          Meridian Investment Company                            Registrant's Registration Statement
                                                                 Filed on March 12, 1998

6(a)      Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on March 12, 1998

6(b)      Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 4 to
          Services, Inc. (B-1)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

6(c)      Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (B-2)                                             Registrant's Registration Statement
                                                                 Filed on March 12, 1998


6(d)      Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (Evergreen/KCF)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998


6(e)      Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

6(f)      Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998


6(g)      Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

6(h)      Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

8         Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

9(a)      Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

9(b)      Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP                        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 3
                                                                 Filed on January 30, 1998

11(b)     Consent of KPMG Peat Marwick LLP                       Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 3
                                                                 Filed on January 30, 1998

11(c)     Consent of Ernst & Young LLP

12        Not applicable

13        Not applicable

15(a)     12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

15(b)     12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

15(c)     12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

15(d)     12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

15(e)     12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998


16        Not applicable

17        Not applicable

18        Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

19        Powers of Attorney




Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of June 30, 1998)

                                                              NUMBER OF
     TITLE OF CLASS                                         RECORD HOLDERS
     --------------                                         --------------
     Evergreen Fund
     Class A                                                   26,898
     Class B                                                   83,298
     Class C                                                      948
     Class Y                                                   20,327

     Evergreen Aggressive Growth Fund
     Class A                                                   10,496
     Class B                                                    4,821
     Class C                                                      239
     Class Y                                                      498

     Evergreen Omega Fund
     Class A                                                   10,050
     Class B                                                    8,836
     Class C                                                    1,084
     Class Y                                                        8

     Evergreen Micro Cap Fund
     Class A                                                      644
     Class B                                                      732
     Class C                                                      487
     Class Y                                                      955

     Evergreen Small Company Growth Fund
     Class A                                                   43,781
     Class B                                                   31,591
     Class C                                                      298
     Class Y                                                       13

     Evergreen Strategic Growth Fund
     Class A                                                   34,686
     Class B                                                   12,005
     Class C                                                       35

     Evergreen Stock Selector Fund
     Class A                                                        0
     Class B                                                        0
     Class C                                                        0
     Class Y                                                        0




Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The  information  required  by this item with  respect to  Evergreen  Asset
Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-8327) of Meridian Investment Company.


Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Co., 55 Valley Stream Parkway, Malvern, Pennsylvania 19355



Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 1st day of August, 1998.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of August, 1998.

/s/William J. Tomko                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

11(c)          Consent of Ernst & Young LLP
19             Powers of Attorney